UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: September 30, 2017

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of September 30, 2017

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2017.

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.4%
	Consumer Discretionary — 5.5%
	Distributors — 1.2%
1,975	Genuine Parts Co.	188,933

	Hotels, Restaurants & Leisure — 0.8%
428	McDonald’s Corp.	67,001
491	Wyndham Worldwide Corp.	51,711

		118,712

	Media — 1.3%
3,498	Comcast Corp., Class A	134,620
705	Time Warner, Inc.	72,203

		206,823

	Specialty Retail — 1.9%
1,778	Home Depot, Inc. (The)	290,885
116	Tiffany & Co.	10,674

		301,559

	Textiles, Apparel & Luxury Goods — 0.3%
610	VF Corp.	38,783

	Total Consumer Discretionary	854,810

	Consumer Staples — 7.6%
	Beverages — 2.8%
1,113	Coca-Cola Co. (The)	50,099
1,486	Dr Pepper Snapple Group, Inc.	131,498
1,351	Molson Coors Brewing Co., Class B	110,308
1,223	PepsiCo, Inc.	136,231

		428,136

	Food & Staples Retailing — 0.6%
1,242	Walgreens Boots Alliance, Inc.	95,937

	Food Products — 1.5%
1,262	Kraft Heinz Co. (The)	97,850
3,224	Mondelez International, Inc., Class A	131,097

		228,947

	Household Products — 0.7%
715	Kimberly-Clark Corp.	84,153
348	Procter & Gamble Co. (The)	31,639

		115,792

	Tobacco — 2.0%
2,975	Altria Group, Inc.	188,701
1,034	Philip Morris International, Inc.	114,792

		303,493

	Total Consumer Staples	1,172,305

	Energy — 10.2%
	Energy Equipment & Services — 1.0%
2,099	Schlumberger Ltd.	146,448

	Oil, Gas & Consumable Fuels — 9.2%
3,720	Chevron Corp.	437,082
6,426	ConocoPhillips	321,622
3,203	Exxon Mobil Corp.	262,561
5,057	Occidental Petroleum Corp.	324,739
1,132	Valero Energy Corp.	87,079

		1,433,083

	Total Energy	1,579,531

	Financials — 29.5%
	Banks — 11.9%
18,893	Bank of America Corp.	478,751
4,363	BB&T Corp.	204,782
918	Cullen/Frost Bankers, Inc.	87,134
431	M&T Bank Corp.	69,455
3,025	PNC Financial Services Group, Inc. (The)	407,726
3,417	US Bancorp	183,105
7,592	Wells Fargo & Co.	418,711

		1,849,664

	Capital Markets — 7.1%
503	Ameriprise Financial, Inc.	74,659
784	BlackRock, Inc.	350,565
2,411	CME Group, Inc.	327,153
1,613	Northern Trust Corp.	148,306
249	S&P Global, Inc.	38,953
1,775	T Rowe Price Group, Inc.	160,942

		1,100,578

	Consumer Finance — 1.6%
1,749	Capital One Financial Corp.	148,073
1,643	Discover Financial Services	105,959

		254,032

	Insurance — 8.9%
1,493	Arthur J Gallagher & Co.	91,865
1,081	Chubb Ltd.	154,113
893	Cincinnati Financial Corp.	68,345
4,556	Hartford Financial Services Group, Inc. (The)	252,522
5,056	MetLife, Inc.	262,665
1,574	Progressive Corp. (The)	76,209
1,505	Prudential Financial, Inc.	160,030
2,295	Travelers Cos., Inc. (The)	281,229
651	Validus Holdings Ltd.	32,018

		1,378,996

	Total Financials	4,583,270

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Health Care — 10.7%
	Biotechnology — 0.7%
404	AbbVie, Inc.	35,923
860	Gilead Sciences, Inc.	69,661

		105,584

	Health Care Equipment & Supplies — 1.9%
2,610	Abbott Laboratories	139,290
775	Becton Dickinson and Co.	151,917

		291,207

	Pharmaceuticals — 8.1%
2,410	Bristol-Myers Squibb Co.	153,596
1,463	Eli Lilly & Co.	125,138
3,049	Johnson & Johnson	396,464
4,536	Merck & Co., Inc.	290,467
8,258	Pfizer, Inc.	294,818

		1,260,483

	Total Health Care	1,657,274

	Industrials — 11.2%
	Aerospace & Defense — 1.5%
1,115	General Dynamics Corp.	229,142

	Commercial Services & Supplies — 1.4%
3,296	Republic Services, Inc.	217,760

	Industrial Conglomerates — 2.8%
657	3M Co.	137,978
3,792	General Electric Co.	91,686
1,465	Honeywell International, Inc.	207,660

		437,324

	Machinery — 3.5%
1,680	Dover Corp.	153,561
1,590	Illinois Tool Works, Inc.	235,308
195	Snap-on, Inc.	28,988
814	Stanley Black & Decker, Inc.	122,945

		540,802

	Road & Rail — 2.0%
1,020	Norfolk Southern Corp.	134,833
1,586	Union Pacific Corp.	183,942

		318,775

	Total Industrials	1,743,803

	Information Technology — 11.2%
	IT Services — 2.0%
524	Accenture plc, Class A	70,728
697	Automatic Data Processing, Inc.	76,207
1,674	Fidelity National Information Services, Inc.	156,309

		303,244

	Semiconductors & Semiconductor Equipment — 4.6%
2,285	Analog Devices, Inc.	196,940
1,471	KLA-Tencor Corp.	155,885
1,804	QUALCOMM, Inc.	93,495
2,949	Texas Instruments, Inc.	264,328

		710,648

	Software — 2.2%
4,627	Microsoft Corp.	344,692

	Technology Hardware, Storage & Peripherals — 2.4%
2,455	Apple, Inc.	378,288

	Total Information Technology	1,736,872

	Materials — 3.6%
	Chemicals — 3.6%
748	Air Products & Chemicals, Inc.	113,037
2,105	DowDuPont, Inc.	145,721
265	International Flavors & Fragrances, Inc.	37,926
1,584	PPG Industries, Inc.	172,132
67	Praxair, Inc.	9,358
1,472	RPM International, Inc.	75,551

	Total Materials	553,725

	Real Estate — 2.4%
	Equity Real Estate Investment Trusts (REITs) — 2.4%
376	Alexandria Real Estate Equities, Inc.	44,741
665	AvalonBay Communities, Inc.	118,698
455	Boston Properties, Inc.	55,905
426	HCP, Inc.	11,853
913	Simon Property Group, Inc.	147,009

	Total Real Estate	378,206

	Telecommunication Services — 1.4%
	Diversified Telecommunication Services — 1.4%
4,513	Verizon Communications, Inc.	223,325

	Utilities — 4.1%
	Electric Utilities — 2.6%
1,699	Edison International	131,133
862	NextEra Energy, Inc.	126,262
3,127	Xcel Energy, Inc.	147,960

		405,355

	Multi-Utilities — 1.5%
2,588	CMS Energy Corp.	119,880
231	DTE Energy Co.	24,852
3,274	NiSource, Inc.	83,783

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Multi-Utilities — continued

		228,515

	Total Utilities	633,870

	Total Common Stocks (Cost $11,180,047)	15,116,991

Short-Term Investment — 2.6%
	Investment Company — 2.6%
407,458	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.89% (b) (l) (Cost $407,458)	407,458

	Total Investments — 100.0% (Cost $11,587,505)	15,524,449
	Liabilities in Excess of Other Assets — 0.0% (g)	(3,821)

	NET ASSETS — 100.0%	$15,520,628

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of September 30, 2017.

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$15,524,449	$—	$—	$15,524,449

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2017.

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.8%
	Consumer Discretionary — 11.8%
	Auto Components — 0.2%
17	BorgWarner, Inc.	857
22	Delphi Automotive plc	2,213
21	Goodyear Tire & Rubber Co. (The)	706

		3,776

	Automobiles — 0.5%
330	Ford Motor Co.	3,947
111	General Motors Co.	4,464
14	Harley-Davidson, Inc.	693

		9,104

	Distributors — 0.1%
12	Genuine Parts Co.	1,184
26	LKQ Corp. (a)	937

		2,121

	Diversified Consumer Services — 0.0% (g)
18	H&R Block, Inc.	467

	Hotels, Restaurants & Leisure — 1.8%
34	Carnival Corp.	2,220
2	Chipotle Mexican Grill, Inc. (a)	651
11	Darden Restaurants, Inc.	832
17	Hilton Worldwide Holdings, Inc.	1,196
26	Marriott International, Inc., Class A	2,908
68	McDonald’s Corp.	10,699
44	MGM Resorts International	1,422
15	Royal Caribbean Cruises Ltd.	1,719
122	Starbucks Corp.	6,538
9	Wyndham Worldwide Corp.	913
7	Wynn Resorts Ltd.	1,004
29	Yum Brands, Inc.	2,140

		32,242

	Household Durables — 0.4%
29	DR Horton, Inc.	1,147
9	Garmin Ltd.	505
11	Leggett & Platt, Inc.	532
17	Lennar Corp., Class A	904
5	Mohawk Industries, Inc. (a)	1,318
41	Newell Brands, Inc.	1,763
23	PulteGroup, Inc.	640
6	Whirlpool Corp.	1,135

		7,944

	Internet & Direct Marketing Retail — 2.7%
34	Amazon.com, Inc. (a)	32,313
10	Expedia, Inc.	1,482
36	Netflix, Inc. (a)	6,601
4	Priceline Group, Inc. (The) (a)	7,572
9	TripAdvisor, Inc. (a)	370

		48,338

	Leisure Products — 0.1%
10	Hasbro, Inc.	937
29	Mattel, Inc.	448

		1,385

	Media — 2.9%
31	CBS Corp. (Non-Voting), Class B	1,780
17	Charter Communications, Inc., Class A (a)	6,162
397	Comcast Corp., Class A (a)	15,259
13	Discovery Communications, Inc., Class A (a)	276
17	Discovery Communications, Inc., Class C (a)	347
19	DISH Network Corp., Class A (a)	1,041
33	Interpublic Group of Cos., Inc. (The)	689
32	News Corp., Class A	427
10	News Corp., Class B	140
19	Omnicom Group, Inc.	1,441
8	Scripps Networks Interactive, Inc., Class A	695
66	Time Warner, Inc.	6,718
89	Twenty-First Century Fox, Inc., Class A	2,341
37	Twenty-First Century Fox, Inc., Class B	955
30	Viacom, Inc., Class B	828
130	Walt Disney Co. (The)	12,826

		51,925

	Multiline Retail — 0.4%
22	Dollar General Corp.	1,780
20	Dollar Tree, Inc. (a)	1,733
14	Kohl’s Corp.	649
26	Macy’s, Inc.	560
10	Nordstrom, Inc.	463
46	Target Corp.	2,717

		7,902

	Specialty Retail — 2.1%
6	Advance Auto Parts, Inc.	618
2	AutoZone, Inc. (a)	1,406
22	Best Buy Co., Inc.	1,274
15	CarMax, Inc. (a)	1,171

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Specialty Retail — continued
11	Foot Locker, Inc.	390
19	Gap, Inc. (The)	547
99	Home Depot, Inc. (The)	16,254
21	L Brands, Inc.	875
71	Lowe’s Cos., Inc.	5,689
7	O’Reilly Automotive, Inc. (a)	1,598
33	Ross Stores, Inc.	2,119
5	Signet Jewelers Ltd.	339
9	Tiffany & Co.	790
54	TJX Cos., Inc. (The)	3,955
11	Tractor Supply Co.	676
5	Ulta Beauty, Inc. (a)	1,112

		38,813

	Textiles, Apparel & Luxury Goods — 0.6%
24	Coach, Inc.	959
31	Hanesbrands, Inc.	757
13	Michael Kors Holdings Ltd. (a)	612
111	NIKE, Inc., Class B	5,743
7	PVH Corp.	823
5	Ralph Lauren Corp.	412
16	Under Armour, Inc., Class A (a)	257
16	Under Armour, Inc., Class C (a)	236
28	VF Corp.	1,751

		11,550

	Total Consumer Discretionary	215,567

	Consumer Staples — 8.2%
	Beverages — 2.0%
17	Brown-Forman Corp., Class B	896
324	Coca-Cola Co. (The)	14,566
14	Constellation Brands, Inc., Class A	2,891
15	Dr Pepper Snapple Group, Inc.	1,355
16	Molson Coors Brewing Co., Class B	1,271
35	Monster Beverage Corp. (a)	1,932
120	PepsiCo, Inc.	13,419

		36,330

	Food & Staples Retailing — 1.8%
37	Costco Wholesale Corp.	6,074
86	CVS Health Corp.	6,969
76	Kroger Co. (The)	1,518
41	Sysco Corp.	2,209
78	Walgreens Boots Alliance, Inc.	5,991
123	Wal-Mart Stores, Inc.	9,642

		32,403

	Food Products — 1.2%
47	Archer-Daniels-Midland Co.	2,016
16	Campbell Soup Co.	766
35	Conagra Brands, Inc.	1,182
49	General Mills, Inc.	2,518
12	Hershey Co. (The)	1,300
23	Hormel Foods Corp.	730
10	JM Smucker Co. (The)	1,005
21	Kellogg Co.	1,307
50	Kraft Heinz Co. (The)	3,902
10	McCormick & Co., Inc. (Non-Voting)	1,029
127	Mondelez International, Inc., Class A	5,168
24	Tyson Foods, Inc., Class A	1,718

		22,641

	Household Products — 1.7%
21	Church & Dwight Co., Inc.	1,019
11	Clorox Co. (The)	1,435
74	Colgate-Palmolive Co.	5,410
30	Kimberly-Clark Corp.	3,505
215	Procter & Gamble Co. (The)	19,558

		30,927

	Personal Products — 0.1%
40	Coty, Inc., Class A	657
19	Estee Lauder Cos., Inc. (The), Class A	2,035

		2,692

	Tobacco — 1.4%
162	Altria Group, Inc.	10,257
131	Philip Morris International, Inc.	14,535

		24,792

	Total Consumer Staples	149,785

	Energy — 6.1%
	Energy Equipment & Services — 0.9%
36	Baker Hughes a GE Co.	1,321
73	Halliburton Co.	3,368
9	Helmerich & Payne, Inc.	477
32	National Oilwell Varco, Inc.	1,145
117	Schlumberger Ltd.	8,171
37	TechnipFMC plc, (United Kingdom) (a)	1,034

		15,516

	Oil, Gas & Consumable Fuels — 5.2%
47	Anadarko Petroleum Corp.	2,308
12	Andeavor	1,255

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Oil, Gas & Consumable Fuels — continued
32	Apache Corp.	1,471
39	Cabot Oil & Gas Corp.	1,043
77	Chesapeake Energy Corp. (a)	329
160	Chevron Corp.	18,771
8	Cimarex Energy Co.	913
13	Concho Resources, Inc. (a)	1,651
103	ConocoPhillips	5,135
44	Devon Energy Corp.	1,627
49	EOG Resources, Inc.	4,709
15	EQT Corp.	953
357	Exxon Mobil Corp.	29,284
23	Hess Corp.	1,068
162	Kinder Morgan, Inc.	3,104
72	Marathon Oil Corp.	972
43	Marathon Petroleum Corp.	2,393
17	Newfield Exploration Co. (a)	498
41	Noble Energy, Inc.	1,163
64	Occidental Petroleum Corp.	4,139
32	ONEOK, Inc.	1,775
36	Phillips 66	3,318
14	Pioneer Natural Resources Co.	2,116
19	Range Resources Corp.	373
37	Valero Energy Corp.	2,864
70	Williams Cos., Inc. (The)	2,091
		95,323
	Total Energy	110,839

	Financials — 14.6%
	Banks — 6.5%
827	Bank of America Corp.	20,961
68	BB&T Corp.	3,198
230	Citigroup, Inc.	16,707
42	Citizens Financial Group, Inc.	1,598
15	Comerica, Inc.	1,131
62	Fifth Third Bancorp	1,738
92	Huntington Bancshares, Inc.	1,283
297	JPMorgan Chase & Co. (q)	28,333
92	KeyCorp	1,725
13	M&T Bank Corp.	2,063
29	People’s United Financial, Inc.	527
40	PNC Financial Services Group, Inc. (The)	5,444
101	Regions Financial Corp.	1,534
40	SunTrust Banks, Inc.	2,418
134	US Bancorp	7,179
377	Wells Fargo & Co.	20,771
17	Zions Bancorp	804

		117,414

	Capital Markets — 3.0%
5	Affiliated Managers Group, Inc.	896
13	Ameriprise Financial, Inc.	1,877
87	Bank of New York Mellon Corp. (The)	4,618
10	BlackRock, Inc.	4,672
10	CBOE Holdings, Inc.	1,023
100	Charles Schwab Corp. (The)	4,395
29	CME Group, Inc.	3,888
23	E*TRADE Financial Corp. (a)	1,011
28	Franklin Resources, Inc.	1,235
30	Goldman Sachs Group, Inc. (The)	7,194
50	Intercontinental Exchange, Inc.	3,408
34	Invesco Ltd.	1,202
14	Moody’s Corp.	1,950
119	Morgan Stanley	5,743
10	Nasdaq, Inc.	764
18	Northern Trust Corp.	1,664
11	Raymond James Financial, Inc.	912
22	S&P Global, Inc.	3,386
32	State Street Corp.	3,012
20	T. Rowe Price Group, Inc.	1,837

		54,687

	Consumer Finance — 0.7%
62	American Express Co.	5,595
41	Capital One Financial Corp.	3,452
31	Discover Financial Services	2,024
23	Navient Corp.	347
63	Synchrony Financial	1,957

		13,375

	Diversified Financial Services — 1.7%
162	Berkshire Hathaway, Inc., Class B (a)	29,736
27	Leucadia National Corp.	674

		30,410

	Insurance — 2.7%
33	Aflac, Inc.	2,712
30	Allstate Corp. (The)	2,800
76	American International Group, Inc.	4,675
21	Aon plc	3,133
15	Arthur J Gallagher & Co.	935
5	Assurant, Inc.	434
8	Brighthouse Financial, Inc. (a)	491

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — continued
39	Chubb Ltd.	5,593
13	Cincinnati Financial Corp.	963
3	Everest Re Group Ltd.	791
31	Hartford Financial Services Group, Inc. (The)	1,702
19	Lincoln National Corp.	1,372
23	Loews Corp.	1,114
43	Marsh & McLennan Cos., Inc.	3,621
90	MetLife, Inc.	4,655
23	Principal Financial Group, Inc.	1,458
49	Progressive Corp. (The)	2,375
36	Prudential Financial, Inc.	3,827
9	Torchmark Corp.	730
23	Travelers Cos., Inc. (The)	2,850
19	Unum Group	973
11	Willis Towers Watson plc	1,746
22	XL Group Ltd., (Bermuda)	858
		49,808
	Total Financials	265,694
	Health Care — 14.5%
	Biotechnology — 3.2%
134	AbbVie, Inc.	11,941
19	Alexion Pharmaceuticals, Inc. (a)	2,640
62	Amgen, Inc.	11,469
18	Biogen, Inc. (a)	5,581
66	Celgene Corp. (a)	9,617
110	Gilead Sciences, Inc.	8,920
14	Incyte Corp. (a)	1,680
6	Regeneron Pharmaceuticals, Inc. (a)	2,896
21	Vertex Pharmaceuticals, Inc. (a)	3,232

		57,976

	Health Care Equipment & Supplies — 2.8%
146	Abbott Laboratories	7,816
6	Align Technology, Inc. (a)	1,133
42	Baxter International, Inc.	2,652
19	Becton Dickinson and Co.	3,759
116	Boston Scientific Corp. (a)	3,374
4	Cooper Cos., Inc. (The)	977
6	CR Bard, Inc.	1,963
52	Danaher Corp.	4,421
19	DENTSPLY SIRONA, Inc.	1,157
18	Edwards Lifesciences Corp. (a)	1,946
24	Hologic, Inc. (a)	867
7	IDEXX Laboratories, Inc. (a)	1,144
3	Intuitive Surgical, Inc. (a)	3,287
114	Medtronic plc	8,881
12	ResMed, Inc.	923
27	Stryker Corp.	3,851
8	Varian Medical Systems, Inc. (a)	774
17	Zimmer Biomet Holdings, Inc.	1,996

		50,921

	Health Care Providers & Services — 2.7%
28	Aetna, Inc.	4,446
14	AmerisourceBergen Corp.	1,131
22	Anthem, Inc.	4,203
27	Cardinal Health, Inc.	1,785
15	Centene Corp. (a)	1,407
21	Cigna Corp.	3,968
13	DaVita, Inc. (a)	766
10	Envision Healthcare Corp. (a)	458
49	Express Scripts Holding Co. (a)	3,083
24	HCA Healthcare, Inc. (a)	1,939
13	Henry Schein, Inc. (a)	1,097
12	Humana, Inc.	2,968
9	Laboratory Corp. of America Holdings (a)	1,296
18	McKesson Corp.	2,723
7	Patterson Cos., Inc.	268
11	Quest Diagnostics, Inc.	1,077
82	UnitedHealth Group, Inc.	15,963
7	Universal Health Services, Inc., Class B	826

		49,404

	Health Care Technology — 0.1%
27	Cerner Corp. (a)	1,894

	Life Sciences Tools & Services — 0.8%
27	Agilent Technologies, Inc.	1,739
12	Illumina, Inc. (a)	2,452
2	Mettler-Toledo International, Inc. (a)	1,355
9	PerkinElmer, Inc.	641
13	Quintiles IMS Holdings, Inc. (a)	1,214
34	Thermo Fisher Scientific, Inc.	6,383
7	Waters Corp. (a)	1,208

		14,992

	Pharmaceuticals — 4.9%
28	Allergan plc	5,776
138	Bristol-Myers Squibb Co.	8,812
82	Eli Lilly & Co.	6,987

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Pharmaceuticals — continued
226	Johnson & Johnson	29,417
231	Merck & Co., Inc.	14,764
45	Mylan NV (a)	1,418
11	Perrigo Co. plc	946
503	Pfizer, Inc.	17,961
41	Zoetis, Inc.	2,638

		88,719

	Total Health Care	263,906

	Industrials — 10.2%
	Aerospace & Defense — 2.5%
33	Arconic, Inc.	814
47	Boeing Co. (The)	11,907
23	General Dynamics Corp.	4,827
7	L3 Technologies, Inc.	1,243
21	Lockheed Martin Corp.	6,554
15	Northrop Grumman Corp.	4,224
24	Raytheon Co.	4,565
14	Rockwell Collins, Inc.	1,790
22	Textron, Inc.	1,202
4	TransDigm Group, Inc.	1,041
63	United Technologies Corp.	7,269

		45,436

	Air Freight & Logistics — 0.7%
12	CH Robinson Worldwide, Inc.	900
15	Expeditors International of Washington, Inc.	912
21	FedEx Corp.	4,693
58	United Parcel Service, Inc., Class B	6,973

		13,478

	Airlines — 0.5%
10	Alaska Air Group, Inc.	794
37	American Airlines Group, Inc.	1,735
56	Delta Air Lines, Inc.	2,708
46	Southwest Airlines Co.	2,599
22	United Continental Holdings, Inc. (a)	1,327

		9,163

	Building Products — 0.4%
8	Allegion plc	692
12	AO Smith Corp.	733
13	Fortune Brands Home & Security, Inc.	873
79	Johnson Controls International plc	3,167
27	Masco Corp.	1,048

		6,513

	Commercial Services & Supplies — 0.3%
7	Cintas Corp.	1,039
19	Republic Services, Inc.	1,276
7	Stericycle, Inc. (a)	515
34	Waste Management, Inc.	2,671

		5,501

	Construction & Engineering — 0.1%
12	Fluor Corp.	497
10	Jacobs Engineering Group, Inc.	591
13	Quanta Services, Inc. (a)	476

		1,564

	Electrical Equipment — 0.5%
4	Acuity Brands, Inc.	608
19	AMETEK, Inc.	1,285
37	Eaton Corp. plc	2,879
54	Emerson Electric Co.	3,391
11	Rockwell Automation, Inc.	1,928

		10,091

	Industrial Conglomerates — 2.2%
50	3M Co.	10,560
730	General Electric Co. (k)	17,649
64	Honeywell International, Inc.	9,109
9	Roper Technologies, Inc.	2,097

		39,415

	Machinery — 1.6%
50	Caterpillar, Inc.	6,213
13	Cummins, Inc.	2,232
27	Deere & Co.	3,387
13	Dover Corp.	1,199
11	Flowserve Corp.	469
26	Fortive Corp.	1,820
26	Illinois Tool Works, Inc.	3,864
21	Ingersoll-Rand plc	1,907
30	PACCAR, Inc.	2,143
11	Parker-Hannifin Corp.	1,964
14	Pentair plc, (United Kingdom)	946
5	Snap-on, Inc.	723
13	Stanley Black & Decker, Inc.	1,949
15	Xylem, Inc.	948

		29,764

	Professional Services — 0.3%
10	Equifax, Inc.	1,076
31	IHS Markit Ltd. (a)	1,350
28	Nielsen Holdings plc	1,174
11	Robert Half International, Inc.	535
13	Verisk Analytics, Inc. (a)	1,090

		5,225

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Road & Rail — 0.9%
77	CSX Corp.	4,178
7	JB Hunt Transport Services, Inc.	799
9	Kansas City Southern	966
24	Norfolk Southern Corp.	3,212
67	Union Pacific Corp.	7,825

		16,980

	Trading Companies & Distributors — 0.2%
24	Fastenal Co.	1,107
7	United Rentals, Inc. (a)	988
4	WW Grainger, Inc.	796

		2,891

	Total Industrials	186,021

	Information Technology — 23.2%
	Communications Equipment — 1.0%
422	Cisco Systems, Inc.	14,176
5	F5 Networks, Inc. (a)	646
10	Harris Corp.	1,329
32	Juniper Networks, Inc.	892
14	Motorola Solutions, Inc.	1,164

		18,207

	Electronic Equipment, Instruments & Components — 0.4%
26	Amphenol Corp., Class A	2,179
76	Corning, Inc.	2,278
12	FLIR Systems, Inc.	450
30	TE Connectivity Ltd.	2,475

		7,382

	Internet Software & Services — 4.8%
14	Akamai Technologies, Inc. (a)	704
25	Alphabet, Inc., Class A (a)	24,466
25	Alphabet, Inc., Class C (a)	24,406
84	eBay, Inc. (a)	3,227
200	Facebook, Inc., Class A (a)	34,144
7	VeriSign, Inc. (a)	771
		87,718

	IT Services — 4.0%
52	Accenture plc, Class A	7,037
4	Alliance Data Systems Corp.	901
37	Automatic Data Processing, Inc.	4,095
50	Cognizant Technology Solutions Corp., Class A	3,612
14	CSRA, Inc.	445
24	DXC Technology Co.	2,061
28	Fidelity National Information Services, Inc.	2,617
18	Fiserv, Inc. (a)	2,288
8	Gartner, Inc. (a)	950
13	Global Payments, Inc.	1,221
73	International Business Machines Corp.	10,600
79	Mastercard, Inc., Class A	11,115
27	Paychex, Inc.	1,617
95	PayPal Holdings, Inc. (a)	6,101
14	Total System Services, Inc.	926
154	Visa, Inc., Class A	16,230
39	Western Union Co. (The)	751

		72,567

	Semiconductors & Semiconductor Equipment — 3.7%
68	Advanced Micro Devices, Inc. (a)	865
31	Analog Devices, Inc.	2,671
90	Applied Materials, Inc.	4,683
34	Broadcom Ltd.	8,313
396	Intel Corp.	15,085
13	KLA-Tencor Corp.	1,402
14	Lam Research Corp.	2,534
20	Microchip Technology, Inc.	1,761
94	Micron Technology, Inc. (a)	3,694
51	NVIDIA Corp.	9,042
11	Qorvo, Inc. (a)	758
125	QUALCOMM, Inc.	6,457
15	Skyworks Solutions, Inc.	1,578
83	Texas Instruments, Inc.	7,482
21	Xilinx, Inc.	1,484

		67,809

	Software — 5.1%
64	Activision Blizzard, Inc.	4,106
42	Adobe Systems, Inc. (a)	6,205
7	ANSYS, Inc. (a)	877
18	Autodesk, Inc. (a)	2,074
27	CA, Inc.	889
24	Cadence Design Systems, Inc. (a)	932
12	Citrix Systems, Inc. (a)	932
26	Electronic Arts, Inc. (a)	3,073
21	Intuit, Inc.	2,917

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Software — continued
649	Microsoft Corp.	48,367
255	Oracle Corp.	12,309
15	Red Hat, Inc. (a)	1,658
58	salesforce.com, Inc. (a)	5,377
52	Symantec Corp.	1,700
13	Synopsys, Inc. (a)	1,020

		92,436

	Technology Hardware, Storage & Peripherals — 4.2%
435	Apple, Inc.	67,110
138	Hewlett Packard Enterprise Co.	2,037
141	HP, Inc.	2,810
23	NetApp, Inc.	995
24	Seagate Technology plc	805
25	Western Digital Corp.	2,148
18	Xerox Corp.	599

		76,504

	Total Information Technology	422,623

	Materials — 3.0%
	Chemicals — 2.2%
18	Air Products & Chemicals, Inc.	2,779
9	Albemarle Corp.	1,270
20	CF Industries Holdings, Inc.	691
197	DowDuPont, Inc.	13,617
12	Eastman Chemical Co.	1,105
22	Ecolab, Inc.	2,824
11	FMC Corp.	1,010
7	International Flavors & Fragrances, Inc.	951
27	LyondellBasell Industries NV, Class A	2,710
37	Monsanto Co.	4,438
30	Mosaic Co. (The)	639
22	PPG Industries, Inc.	2,349
24	Praxair, Inc.	3,370
7	Sherwin-Williams Co. (The)	2,481

		40,234

	Construction Materials — 0.1%
5	Martin Marietta Materials, Inc.	1,092
11	Vulcan Materials Co.	1,334

		2,426

	Containers & Packaging — 0.4%
7	Avery Dennison Corp.	733
30	Ball Corp.	1,225
35	International Paper Co.	1,978
8	Packaging Corp. of America	912
16	Sealed Air Corp.	684
21	WestRock Co.	1,215

		6,747

	Metals & Mining — 0.3%
113	Freeport-McMoRan, Inc. (a)	1,593
45	Newmont Mining Corp.	1,686
27	Nucor Corp.	1,509

		4,788

	Total Materials	54,195

	Real Estate — 3.0%
	Equity Real Estate Investment Trusts (REITs) — 2.9%
8	Alexandria Real Estate Equities, Inc.	939
36	American Tower Corp.	4,945
13	Apartment Investment & Management Co., Class A	581
12	AvalonBay Communities, Inc.	2,077
13	Boston Properties, Inc.	1,599
34	Crown Castle International Corp.	3,424
17	Digital Realty Trust, Inc.	2,041
30	Duke Realty Corp.	864
7	Equinix, Inc.	2,931
31	Equity Residential	2,042
6	Essex Property Trust, Inc.	1,413
11	Extra Space Storage, Inc.	848
6	Federal Realty Investment Trust	757
53	GGP, Inc.	1,096
40	HCP, Inc.	1,100
62	Host Hotels & Resorts, Inc.	1,154
22	Iron Mountain, Inc.	867
36	Kimco Realty Corp.	702
9	Macerich Co. (The)	505
10	Mid-America Apartment Communities, Inc.	1,024
45	Prologis, Inc.	2,845
13	Public Storage	2,699
23	Realty Income Corp.	1,321
12	Regency Centers Corp.	774
10	SBA Communications Corp. (a)	1,462
26	Simon Property Group, Inc.	4,219
8	SL Green Realty Corp.	845
23	UDR, Inc.	858
30	Ventas, Inc.	1,955

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Equity Real Estate Investment Trusts (REITs) — continued
15	Vornado Realty Trust	1,117
31	Welltower, Inc.	2,186
63	Weyerhaeuser Co.	2,160

		53,350

	Real Estate Management & Development — 0.1%
25	CBRE Group, Inc., Class A (a)	961

	Total Real Estate	54,311

	Telecommunication Services — 2.1%
	Diversified Telecommunication Services — 2.1%
518	AT&T, Inc.	20,275
46	CenturyLink, Inc.	876
25	Level 3 Communications, Inc. (a)	1,320
344	Verizon Communications, Inc.	17,019

	Total Telecommunication Services	39,490

	Utilities — 3.1%
	Electric Utilities — 1.9%
19	Alliant Energy Corp.	810
41	American Electric Power Co., Inc.	2,912
59	Duke Energy Corp.	4,951
27	Edison International	2,119
15	Entergy Corp.	1,156
27	Eversource Energy	1,615
81	Exelon Corp.	3,049
37	FirstEnergy Corp.	1,155
39	NextEra Energy, Inc.	5,784
43	PG&E Corp.	2,944
9	Pinnacle West Capital Corp.	796
58	PPL Corp.	2,186
84	Southern Co. (The)	4,140
43	Xcel Energy, Inc.	2,025

		35,642

	Independent Power and Renewable Electricity Producers — 0.1%
56	AES Corp.	613
25	NRG Energy, Inc.	649

		1,262

	Multi-Utilities — 1.0%
20	Ameren Corp.	1,183
36	CenterPoint Energy, Inc.	1,061
24	CMS Energy Corp.	1,101
26	Consolidated Edison, Inc.	2,107
54	Dominion Energy, Inc.	4,167
15	DTE Energy Co.	1,624
27	NiSource, Inc.	703
43	Public Service Enterprise Group, Inc.	1,973
12	SCANA Corp.	584
21	Sempra Energy	2,416
27	WEC Energy Group, Inc.	1,670

		18,589

	Water Utilities — 0.1%
15	American Water Works Co., Inc.	1,216

	Total Utilities	56,709

	Total Common Stocks (Cost $551,488)	1,819,140

NUMBER OF RIGHTS
Rights — 0.0% (g)
	Consumer Staples — 0.0% (g)
	Food & Staples Retailing — 0.0% (g)
25	Safeway, Inc. Casa Ley CVR, expiring 01/30/2018 (a) (bb)	1
25	Safeway, Inc. PDC CVR, expiring 01/30/2017 (a) (bb)	1

	Total Rights (Cost $-)	2

SHARES
Short-Term Investment — 0.3%
	Investment Company — 0.3%
5,881	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.89% (b) (l) (Cost $5,881)	5,881

	Total Investments — 100.1% (Cost $557,369)	1,825,023
	Liabilities in Excess of Other Assets — (0.1)%	(1,524)

	NET ASSETS — 100.0%	$1,823,499

Percentages indicated are based on net assets.

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	61	12/2017	USD	7,674	151

					151

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

CVR	—	Contingent Value Rights
PDC	—	Property Development Center
USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(k)	—	All or portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of September 30, 2017.
(q)	—	Investment in affiliate which is a security in the Fund’s index.
(bb)	—	Security has been valued using significant unobservable inputs.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,825,021	$—	$2	$1,825,023

Appreciation in Other Financial Instruments
Futures Contracts (a)	$151	$—	$—	$151

(a)	All portfolio holdings designated as level 1 and level 3 are disclosed individually on the SOI. Level 3 consists of rights. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2017.

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.4%
		Consumer Discretionary — 10.8%
		Auto Components — 1.2%
84		Visteon Corp. (a)	10,384

		Hotels, Restaurants & Leisure — 2.2%
21		Royal Caribbean Cruises Ltd.	2,513
22		Vail Resorts, Inc.	4,973
25		Wyndham Worldwide Corp.	2,604
237		Yum China Holdings, Inc. (a)	9,489

			19,579

		Household Durables — 0.9%
166		DR Horton, Inc.	6,620
—	(h)	NVR, Inc. (a)	1,285

			7,905

		Leisure Products — 0.6%
54		Hasbro, Inc.	5,265

		Media — 1.4%
—	(h)	Cable One, Inc.	289
147		Liberty Media Corp.-Liberty SiriusXM, Class A (a)	6,172
236		Viacom, Inc., Class B	6,567

			13,028

		Specialty Retail — 2.7%
294		Best Buy Co., Inc.	16,769
86		Tiffany & Co.	7,856

			24,625

		Textiles, Apparel & Luxury Goods — 1.8%
129		PVH Corp.	16,287

		Total Consumer Discretionary	97,073

		Consumer Staples — 5.1%
		Food & Staples Retailing — 0.4%
275		Rite Aid Corp. (a)	538
23		Sysco Corp.	1,257
59		US Foods Holding Corp. (a)	1,581

			3,376

		Food Products — 4.3%
73		Bunge Ltd.	5,070
93		Ingredion, Inc.	11,256
336		Pilgrim’s Pride Corp. (a)	9,537
188		Tyson Foods, Inc., Class A	13,245

			39,108

		Personal Products — 0.4%
24		Herbalife Ltd. (a)	1,635
32		Nu Skin Enterprises, Inc., Class A	1,973

			3,608

		Total Consumer Staples	46,092

		Energy — 5.8%
		Energy Equipment & Services — 0.7%
163		Baker Hughes a GE Co.	5,983

		Oil, Gas & Consumable Fuels — 5.1%
43		Andeavor	4,477
290		Cabot Oil & Gas Corp.	7,757
45		Cimarex Energy Co.	5,109
77		Devon Energy Corp.	2,838
392		Marathon Oil Corp.	5,309
85		Marathon Petroleum Corp.	4,789
40		Murphy Oil Corp.	1,062
6		Noble Energy, Inc.	167
20		ONEOK, Inc.	1,092
48		PBF Energy, Inc., Class A	1,325
198		QEP Resources, Inc. (a)	1,697
17		Rice Energy, Inc. (a)	498
25		Valero Energy Corp.	1,900
63		Williams Cos., Inc. (The)	1,891
138		World Fuel Services Corp.	4,673
141		WPX Energy, Inc. (a)	1,622

			46,206

		Total Energy	52,189

		Financials — 13.4%
		Banks — 4.1%
30		Citizens Financial Group, Inc.	1,121
45		East West Bancorp, Inc.	2,690
185		KeyCorp	3,482
342		Popular, Inc., (Puerto Rico)	12,284
244		Regions Financial Corp.	3,721
17		SVB Financial Group (a)	3,255
175		Synovus Financial Corp.	8,047
48		Zions Bancorp	2,279

			36,879

		Capital Markets — 4.2%
62		BGC Partners, Inc., Class A	894
335		LPL Financial Holdings, Inc.	17,263
126		MSCI, Inc.	14,683
59		Raymond James Financial, Inc.	4,992

			37,832

		Consumer Finance — 0.2%
15		Discover Financial Services	942

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Consumer Finance — continued
24	Synchrony Financial	748

		1,690

	Diversified Financial Services — 0.2%
34	Voya Financial, Inc.	1,364

	Insurance — 4.6%
52	American Financial Group, Inc.	5,390
4	American National Insurance Co.	460
12	Arch Capital Group Ltd. (a)	1,197
25	Aspen Insurance Holdings Ltd., (Bermuda)	1,006
25	Assurant, Inc.	2,383
37	Assured Guaranty Ltd.	1,408
9	Everest Re Group Ltd.	2,010
138	First American Financial Corp.	6,896
80	FNF Group	3,780
54	Hanover Insurance Group, Inc. (The)	5,244
34	Hartford Financial Services Group, Inc. (The)	1,885
23	Lincoln National Corp.	1,705
31	Principal Financial Group, Inc.	1,988
36	Progressive Corp. (The)	1,753
4	Torchmark Corp.	354
64	Unum Group	3,282
16	Validus Holdings Ltd.	768

		41,509

	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
41	AGNC Investment Corp.	895
8	Chimera Investment Corp.	155

		1,050

	Total Financials	120,324

	Health Care — 9.8%
	Biotechnology — 2.0%
22	ACADIA Pharmaceuticals, Inc. (a)	817
43	BioMarin Pharmaceutical, Inc. (a)	4,039
33	Incyte Corp. (a)	3,841
23	Intercept Pharmaceuticals, Inc. (a)	1,318
52	Ionis Pharmaceuticals, Inc. (a)	2,657
74	Juno Therapeutics, Inc. (a)	3,297
17	TESARO, Inc. (a)	2,195

		18,164

	Health Care Equipment & Supplies — 3.3%
138	Hill-Rom Holdings, Inc.	10,227
224	Hologic, Inc. (a)	8,204
96	Zimmer Biomet Holdings, Inc.	11,275

		29,706

	Health Care Providers & Services — 3.5%
139	AmerisourceBergen Corp.	11,461
26	Centene Corp. (a)	2,468
54	DaVita, Inc. (a)	3,213
276	Premier, Inc., Class A (a)	8,973
27	WellCare Health Plans, Inc. (a)	4,697

		30,812

	Life Sciences Tools & Services — 0.3%
41	Agilent Technologies, Inc.	2,632

	Pharmaceuticals — 0.7%
62	Mallinckrodt plc (a)	2,313
127	Mylan NV (a)	3,981

		6,294

	Total Health Care	87,608

	Industrials — 15.1%
	Aerospace & Defense — 4.0%
103	HEICO Corp., Class A	7,841
80	Huntington Ingalls Industries, Inc.	18,164
28	L3 Technologies, Inc.	5,257
56	Spirit AeroSystems Holdings, Inc., Class A	4,376

		35,638

	Airlines — 1.4%
102	Copa Holdings SA, (Panama), Class A	12,739

	Building Products — 1.0%
73	Fortune Brands Home & Security, Inc.	4,901
58	Owens Corning	4,510

		9,411

	Commercial Services & Supplies — 0.3%
31	Stericycle, Inc. (a)	2,249

	Construction & Engineering — 0.5%
24	Fluor Corp.	1,006
61	Jacobs Engineering Group, Inc.	3,549

		4,555

	Electrical Equipment — 0.5%
58	Regal Beloit Corp.	4,550

	Machinery — 4.5%
110	Crane Co.	8,767
144	Gardner Denver Holdings, Inc. (a)	3,974

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Machinery — continued
206	Ingersoll-Rand plc	18,360
51	Parker-Hannifin Corp.	8,865

		39,966

	Professional Services — 2.7%
158	ManpowerGroup, Inc.	18,592
126	TransUnion (a)	5,959

		24,551

	Road & Rail — 0.2%
14	Landstar System, Inc.	1,355

	Total Industrials	135,014

	Information Technology — 16.3%
	Communications Equipment — 0.9%
224	ARRIS International plc (a)	6,368
16	F5 Networks, Inc. (a)	1,941

		8,309

	Electronic Equipment, Instruments & Components — 0.9%
112	Avnet, Inc.	4,406
88	FLIR Systems, Inc.	3,412

		7,818

	Internet Software & Services — 0.4%
34	IAC/InterActiveCorp (a)	3,963

	IT Services — 4.0%
168	DXC Technology Co.	14,436
41	Fidelity National Information Services, Inc.	3,829
82	Square, Inc., Class A (a)	2,374
88	Total System Services, Inc.	5,764
134	Vantiv, Inc., Class A (a)	9,422

		35,825

	Semiconductors & Semiconductor Equipment — 3.6%
38	KLA-Tencor Corp.	4,049
37	Lam Research Corp.	6,884
994	Marvell Technology Group Ltd., (Bermuda)	17,791
157	ON Semiconductor Corp. (a)	2,892
6	Skyworks Solutions, Inc.	560

		32,176

	Software — 2.4%
53	Activision Blizzard, Inc.	3,445
113	CA, Inc.	3,762
68	Citrix Systems, Inc. (a)	5,247
427	Nuance Communications, Inc. (a)	6,717
530	Zynga, Inc., Class A (a)	2,004

		21,175

	Technology Hardware, Storage & Peripherals — 4.1%
123	NCR Corp. (a)	4,623
171	Western Digital Corp.	14,731
535	Xerox Corp.	17,804

		37,158

	Total Information Technology	146,424

	Materials — 5.8%
	Chemicals — 1.9%
214	Cabot Corp.	11,952
176	Huntsman Corp.	4,834

		16,786

	Containers & Packaging — 2.6%
48	Avery Dennison Corp.	4,730
268	Berry Global Group, Inc. (a)	15,160
52	International Paper Co.	2,932
21	Owens-Illinois, Inc. (a)	536

		23,358

	Metals & Mining — 1.3%
112	Freeport-McMoRan, Inc. (a)	1,577
12	Newmont Mining Corp.	465
14	Reliance Steel & Aluminum Co.	1,074
254	Steel Dynamics, Inc.	8,759

		11,875

	Total Materials	52,019

	Real Estate — 9.7%
	Equity Real Estate Investment Trusts (REITs) — 9.7%
46	American Campus Communities, Inc.	2,044
108	American Homes 4 Rent, Class A	2,353
10	Apartment Investment & Management Co., Class A	447
298	Apple Hospitality REIT, Inc.	5,641
82	Brixmor Property Group, Inc.	1,536
199	CoreCivic, Inc.	5,317
127	Corporate Office Properties Trust	4,166
14	Crown Castle International Corp.	1,440
42	CyrusOne, Inc.	2,451
20	Digital Realty Trust, Inc.	2,367
23	Douglas Emmett, Inc.	918
37	Equinix, Inc.	16,514

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Equity Real Estate Investment Trusts (REITs) — continued
172	Equity Commonwealth (a)	5,242
35	Equity LifeStyle Properties, Inc.	2,944
125	Invitation Homes, Inc.	2,829
33	Liberty Property Trust	1,343
40	Mid-America Apartment Communities, Inc.	4,293
90	Outfront Media, Inc.	2,271
119	Prologis, Inc.	7,545
32	Regency Centers Corp.	2,010
107	Retail Properties of America, Inc., Class A	1,400
37	SBA Communications Corp. (a)	5,387
2	SL Green Realty Corp.	233
18	Sun Communities, Inc.	1,551
2	Ventas, Inc.	135
10	Vornado Realty Trust	800
123	Weyerhaeuser Co.	4,179

	Total Real Estate	87,356

	Telecommunication Services — 0.6%
	Diversified Telecommunication Services — 0.6%
258	CenturyLink, Inc.	4,878

	Utilities — 6.0%
	Electric Utilities — 2.0%
54	Alliant Energy Corp.	2,261
82	Edison International	6,328
51	Entergy Corp.	3,887
104	FirstEnergy Corp.	3,213
47	Great Plains Energy, Inc.	1,430
6	Pinnacle West Capital Corp.	465

		17,584

	Gas Utilities — 1.0%
24	National Fuel Gas Co.	1,353
168	UGI Corp.	7,851

		9,204

	Independent Power and Renewable Electricity Producers — 1.7%
206	Calpine Corp. (a)	3,032
485	NRG Energy, Inc.	12,414

		15,446

	Multi-Utilities — 1.3%
34	Ameren Corp.	1,944
87	CenterPoint Energy, Inc.	2,553
82	CMS Energy Corp.	3,798
22	Consolidated Edison, Inc.	1,775
14	DTE Energy Co.	1,449

		11,519

	Total Utilities	53,753

	Total Common Stocks (Cost $692,836)	882,730

NUMBER OF RIGHTS
Rights — 0.0% (g)
	Consumer Staples — 0.0% (g)
	Food & Staples Retailing — 0.0% (g)
121	Safeway, Inc. Casa Ley CVR, expiring 01/30/2018 (a) (bb)	8
121	Safeway, Inc. PDC CVR (a) (bb)	3

	Total Rights (Cost $—)	11

SHARES
Short-Term Investment — 1.6%
	Investment Company — 1.6%
14,134	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.89% (b) (l) (Cost $14,134)	14,134

	Total Investments — 100.0% (Cost $706,970)	896,875
	Other Assets in Excess of Liabilities — 0.0% (g)	440

	NET ASSETS — 100.0%	$897,315

Percentages indicated are based on net assets.

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	62	12/2017	USD	11,133	335

					335

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CVR	—	Contingent Value Rights
PDC	—	Property Development Center
USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of September 30, 2017.
(bb)	—	Security has been valued using significant unobservable inputs.

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$896,864	$—	$11	$896,875

Appreciation in Other Financial Instruments
Futures Contracts (a)	$335	$—	$—	$335

(a)	All portfolio holdings designated as level 1 and level 3 are disclosed individually on the SOI. Level 3 consists of rights. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2017.

JPMorgan Investor Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.1% (b)
	Alternative Assets — 3.9%
4,708	JPMorgan Multi-Cap Market Neutral Fund, Class I Shares (a)	49,391
3,224	JPMorgan Research Market Neutral Fund, Class L Shares (a)	49,525
5,983	JPMorgan Systematic Alpha Fund, Class R6 Shares	91,183

	Total Alternative Assets	190,099

	Fixed Income — 44.0%
73,325	JPMorgan Core Bond Fund, Class R6 Shares	854,235
59,433	JPMorgan Core Plus Bond Fund, Class R6 Shares	493,290
5,998	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	50,264
17,088	JPMorgan Floating Rate Income Fund, Class R6 Shares	160,802
25,927	JPMorgan High Yield Fund, Class R6 Shares	194,454
7,588	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	77,927
20,348	JPMorgan Limited Duration Bond Fund, Class R6 Shares	204,292
8,338	JPMorgan Strategic Income Opportunities Fund, Class R5 Shares	97,299
4,318	JPMorgan Unconstrained Debt Fund, Class R6 Shares	43,523

	Total Fixed Income	2,176,086

	International Equity — 15.8%
4,707	JPMorgan Emerging Economies Fund, Class R6 Shares	68,488
2,391	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	67,003
7,585	JPMorgan Global Research Enhanced Index Fund, Class I Shares	164,756
4,844	JPMorgan International Equity Fund, Class R6 Shares	85,540
14,848	JPMorgan International Research Enhanced Equity Fund, Class I Shares	277,502
4,362	JPMorgan Intrepid European Fund, Class L Shares	119,961

	Total International Equity	783,250

	U.S. Equity — 35.4%
2,982	JPMorgan Dynamic Growth Fund, Class R5 Shares (a)	103,437
5,841	JPMorgan Equity Income Fund, Class R6 Shares	96,323
8,056	JPMorgan Intrepid America Fund, Class R6 Shares	335,138
3,230	JPMorgan Intrepid Growth Fund, Class R6 Shares	168,323
3,999	JPMorgan Intrepid Mid Cap Fund, Class R6 Shares	96,646
1,582	JPMorgan Large Cap Growth Fund, Class R6 Shares (a)	65,506
8,116	JPMorgan Large Cap Value Fund, Class R6 Shares	127,984
13,254	JPMorgan Market Expansion Enhanced Index Fund, Class I Shares	161,561
730	JPMorgan Small Cap Value Fund, Class R6 Shares	23,348
29,090	JPMorgan U.S. Equity Fund, Class R6 Shares	480,574
2,699	JPMorgan Value Advantage Fund, Class R6 Shares	93,555

	Total U.S. Equity	1,752,395

	Total Investment Companies (Cost $3,891,022)	4,901,830

Short-Term Investment — 1.0%
	Investment Company — 1.0%
48,758	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.89% (b) (l) (Cost $48,758)	48,758

	Total Investments — 100.1% (Cost $3,939,780)	4,950,588
	Liabilities in Excess of Other Assets — (0.1)%	(4,614)

	NET ASSETS — 100.0%	$4,945,974

Percentages indicated are based on net assets.

JPMorgan Investor Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2017.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s net asset value per share (“NAV”) as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,950,588	$—	$—	$4,950,588

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2017.

JPMorgan Investor Conservative Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.1% (b)
	Alternative Assets — 4.5%
3,631	JPMorgan Multi-Cap Market Neutral Fund, Class I Shares (a)	38,093
2,445	JPMorgan Research Market Neutral Fund, Class L Shares (a)	37,557
5,971	JPMorgan Systematic Alpha Fund, Class R6 Shares	91,004

	Total Alternative Assets	166,654

	Fixed Income — 63.8%
87,077	JPMorgan Core Bond Fund, Class R6 Shares	1,014,445
57,642	JPMorgan Core Plus Bond Fund, Class R6 Shares	478,432
4,537	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	38,022
14,988	JPMorgan Floating Rate Income Fund, Class R6 Shares	141,035
3,774	JPMorgan Government Bond Fund, Class R6 Shares	39,780
15,696	JPMorgan High Yield Fund, Class R6 Shares	117,717
7,507	JPMorgan Income Fund, Class R6 Shares	71,537
6,888	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	70,739
30,894	JPMorgan Limited Duration Bond Fund, Class R6 Shares	310,175
6,108	JPMorgan Strategic Income Opportunities Fund, Class R5 Shares	71,285
3,616	JPMorgan Unconstrained Debt Fund, Class R6 Shares	36,454

	Total Fixed Income	2,389,621

	International Equity — 9.5%
2,476	JPMorgan Emerging Economies Fund, Class R6 Shares	36,032
1,281	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	35,890
2,035	JPMorgan Global Research Enhanced Index Fund, Class I Shares	44,190
2,600	JPMorgan International Equity Fund, Class R6 Shares	45,915
7,676	JPMorgan International Research Enhanced Equity Fund, Class I Shares	143,461
1,788	JPMorgan Intrepid European Fund, Class L Shares	49,181

	Total International Equity	354,669

	U.S. Equity — 21.3%
1,280	JPMorgan Dynamic Growth Fund, Class R5 Shares (a)	44,398
4,284	JPMorgan Equity Income Fund, Class R6 Shares	70,640
4,793	JPMorgan Intrepid America Fund, Class R6 Shares	199,373
1,870	JPMorgan Intrepid Growth Fund, Class R6 Shares	97,447
1,594	JPMorgan Large Cap Value Fund, Class R6 Shares	25,134
4,123	JPMorgan Market Expansion Enhanced Index Fund, Class I Shares	50,265
1,123	JPMorgan Mid Cap Growth Fund, Class R6 Shares (a)	38,349
799	JPMorgan Small Cap Value Fund, Class R6 Shares	25,547
11,028	JPMorgan U.S. Equity Fund, Class R6 Shares	182,187
1,842	JPMorgan Value Advantage Fund, Class R6 Shares	63,852

	Total U.S. Equity	797,192

	Total Investment Companies (Cost $3,210,403)	3,708,136

Short-Term Investment — 1.0%
	Investment Company — 1.0%
38,505	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.89% (b) (l) (Cost $38,505)	38,505

	Total Investments — 100.1% (Cost $3,248,908)	3,746,641
	Liabilities in Excess of Other Assets — (0.1)%	(4,085)

	NET ASSETS — 100.0%	$3,742,556

Percentages indicated are based on net assets.

JPMorgan Investor Conservative Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2017.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s net asset value per share (“NAV”) as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,746,641	$—	$—	$3,746,641

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2017.

JPMorgan Investor Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.1% (b)
	Alternative Assets — 3.4%
1,021	JPMorgan Commodities Strategy Fund, Class R6 Shares (a)	9,101
2,165	JPMorgan Multi-Cap Market Neutral Fund, Class I Shares (a)	22,711
1,472	JPMorgan Research Market Neutral Fund, Class L Shares (a)	22,617
3,072	JPMorgan Systematic Alpha Fund, Class R6 Shares	46,812

	Total Alternative Assets	101,241

	Fixed Income — 27.6%
26,516	JPMorgan Core Bond Fund, Class R6 Shares	308,906
22,128	JPMorgan Core Plus Bond Fund, Class R6 Shares	183,660
1,836	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	15,386
10,193	JPMorgan Floating Rate Income Fund, Class R6 Shares	95,917
15,478	JPMorgan High Yield Fund, Class R6 Shares	116,082
3,854	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	39,584
3,098	JPMorgan Limited Duration Bond Fund, Class R6 Shares	31,105
2,435	JPMorgan Strategic Income Opportunities Fund, Class R5 Shares	28,414

	Total Fixed Income	819,054

	International Equity — 19.2%
3,356	JPMorgan Emerging Economies Fund, Class R6 Shares	48,831
1,739	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	48,729
4,859	JPMorgan Global Research Enhanced Index Fund, Class I Shares	105,548
4,552	JPMorgan International Equity Fund, Class R6 Shares	80,389
8,402	JPMorgan International Research Enhanced Equity Fund, Class I Shares	157,041
1,710	JPMorgan International Unconstrained Equity Fund, Class R6 Shares	35,815
3,458	JPMorgan Intrepid European Fund, Class L Shares	95,086

	Total International Equity	571,439

	U.S. Equity — 48.9%
890	JPMorgan Dynamic Growth Fund, Class R5 Shares (a)	30,870
3,489	JPMorgan Equity Income Fund, Class R6 Shares	57,526
7,787	JPMorgan Intrepid America Fund, Class R6 Shares	323,919
1,858	JPMorgan Intrepid Growth Fund, Class R6 Shares	96,808
1,255	JPMorgan Intrepid Mid Cap Fund, Class R6 Shares	30,341
4,046	JPMorgan Large Cap Growth Fund, Class R6 Shares (a)	167,529
11,244	JPMorgan Large Cap Value Fund, Class R6 Shares	177,319
9,594	JPMorgan Market Expansion Enhanced Index Fund, Class I Shares	116,955
882	JPMorgan Mid Cap Growth Fund, Class R6 Shares (a)	30,118
1,235	JPMorgan Small Cap Value Fund, Class R6 Shares	39,495
19,856	JPMorgan U.S. Equity Fund, Class R6 Shares	328,022
1,619	JPMorgan Value Advantage Fund, Class R6 Shares	56,120

	Total U.S. Equity	1,455,022

	Total Investment Companies (Cost $2,123,326)	2,946,756

Short-Term Investment — 1.0%
	Investment Company — 1.0%
28,405	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.89% (b) (l) (Cost $28,405)	28,405

	Total Investments — 100.1% (Cost $2,151,731)	2,975,161
	Liabilities in Excess of Other Assets — (0.1)%	(2,566)

	NET ASSETS — 100.0%	$2,972,595

Percentages indicated are based on net assets.

JPMorgan Investor Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2017.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s net asset value per share (“NAV”) as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,975,161	$—	$—	$2,975,161

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2017.

JPMorgan Investor Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.1% (b)
	Alternative Assets — 1.3%
1,131	JPMorgan Commodities Strategy Fund, Class R6 Shares (a)	10,080
1,680	JPMorgan Systematic Alpha Fund, Class R6 Shares	25,603

	Total Alternative Assets	35,683

	Fixed Income — 9.5%
9,895	JPMorgan Core Bond Fund, Class R6 Shares	115,282
3,433	JPMorgan Core Plus Bond Fund, Class R6 Shares	28,492
1,578	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	13,225
2,320	JPMorgan Floating Rate Income Fund, Class R6 Shares	21,833
9,307	JPMorgan High Yield Fund, Class R6 Shares	69,799

	Total Fixed Income	248,631

	International Equity — 24.9%
3,547	JPMorgan Emerging Economies Fund, Class R6 Shares	51,615
1,819	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	50,973
3,408	JPMorgan Global Research Enhanced Index Fund, Class I Shares	74,028
6,749	JPMorgan International Equity Fund, Class R6 Shares	119,190
9,865	JPMorgan International Research Enhanced Equity Fund, Class I Shares	184,382
3,877	JPMorgan International Unconstrained Equity Fund, Class R6 Shares	81,183
3,318	JPMorgan Intrepid European Fund, Class L Shares	91,243

	Total International Equity	652,614

	U.S. Equity — 63.4%
549	JPMorgan Dynamic Growth Fund, Class R5 Shares (a)	19,053
2,913	JPMorgan Equity Income Fund, Class R6 Shares	48,030
7,499	JPMorgan Intrepid America Fund, Class R6 Shares	311,946
2,558	JPMorgan Intrepid Growth Fund, Class R6 Shares	133,303
1,861	JPMorgan Intrepid Mid Cap Fund, Class R6 Shares	44,992
5,048	JPMorgan Large Cap Growth Fund, Class R6 Shares (a)	209,025
16,782	JPMorgan Large Cap Value Fund, Class R6 Shares	264,647
11,948	JPMorgan Market Expansion Enhanced Index Fund, Class I Shares	145,648
994	JPMorgan Mid Cap Growth Fund, Class R6 Shares (a)	33,934
1,080	JPMorgan Small Cap Value Fund, Class R6 Shares	34,545
22,296	JPMorgan U.S. Equity Fund, Class R6 Shares	368,328
1,414	JPMorgan Value Advantage Fund, Class R6 Shares	49,012

	Total U.S. Equity	1,662,463

	Total Investment Companies (Cost $1,756,034)	2,599,391

Short-Term Investment — 1.0%
	Investment Company — 1.0%
25,955	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.89% (b) (l) (Cost $25,955)	25,955

	Total Investments — 100.1% (Cost $1,781,989)	2,625,346
	Liabilities in Excess of Other Assets — (0.1)%	(1,804)

	NET ASSETS — 100.0%	$2,623,542

Percentages indicated are based on net assets.

JPMorgan Investor Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2017.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,625,346	$—	$—	$2,625,346

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2017.

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.8%
	Consumer Discretionary — 18.4%
	Automobiles — 0.7%
232	Tesla, Inc. (a)	79,237

	Hotels, Restaurants & Leisure — 0.3%
612	Las Vegas Sands Corp.	39,292

	Household Durables — 0.5%
1,348	Newell Brands, Inc.	57,502

	Internet & Direct Marketing Retail — 8.0%
585	Amazon.com, Inc. (a)	562,716
881	Netflix, Inc. (a)	159,824
128	Priceline Group, Inc. (The) (a)	234,162

		956,702

	Media — 2.7%
8,449	Comcast Corp., Class A (a)	325,129

	Specialty Retail — 6.2%
2,751	Home Depot, Inc. (The)	450,017
1,764	Ross Stores, Inc.	113,869
827	Ulta Beauty, Inc. (a)	186,907

		750,793

	Total Consumer Discretionary	2,208,655

	Consumer Staples — 2.2%
	Beverages — 2.2%
596	Constellation Brands, Inc., Class A	118,912
2,666	Monster Beverage Corp. (a)	147,313

	Total Consumer Staples	266,225

	Energy — 0.7%
	Oil, Gas & Consumable Fuels — 0.7%
585	Pioneer Natural Resources Co.	86,267

	Financials — 6.7%
	Banks — 0.5%
292	SVB Financial Group (a)	54,611

	Capital Markets — 6.2%
6,814	Charles Schwab Corp. (The)	298,057
2,455	Intercontinental Exchange, Inc.	168,631
2,293	Morgan Stanley	110,435
1,093	S&P Global, Inc.	170,894

		748,017

	Total Financials	802,628

	Health Care — 13.2%
	Biotechnology — 2.6%
524	Incyte Corp. (a)	61,195
60	Regeneron Pharmaceuticals, Inc. (a)	26,872
1,477	Vertex Pharmaceuticals, Inc. (a)	224,578

		312,645

	Health Care Equipment & Supplies — 6.7%
980	Becton Dickinson and Co.	191,992
4,675	Boston Scientific Corp. (a)	136,355
961	DexCom, Inc. (a)	47,022
416	Intuitive Surgical, Inc. (a)	435,295

		810,664

	Health Care Providers & Services — 2.5%
243	Humana, Inc.	59,080
1,228	UnitedHealth Group, Inc.	240,445

		299,525

	Life Sciences Tools & Services — 1.4%
260	Illumina, Inc. (a)	51,852
598	Thermo Fisher Scientific, Inc.	113,172

		165,024

	Total Health Care	1,587,858

	Industrials — 8.2%
	Aerospace & Defense — 1.8%
414	Boeing Co. (The)	105,243
360	Northrop Grumman Corp.	103,665

		208,908

	Airlines — 2.5%
3,331	Delta Air Lines, Inc.	160,626
2,459	Southwest Airlines Co.	137,632

		298,258

	Electrical Equipment — 0.6%
423	Rockwell Automation, Inc.	75,401

	Industrial Conglomerates — 2.7%
1,227	Honeywell International, Inc.	173,929
626	Roper Technologies, Inc.	152,296

		326,225

	Trading Companies & Distributors — 0.6%
495	United Rentals, Inc. (a)	68,690

	Total Industrials	977,482

	Information Technology — 45.1%
	Electronic Equipment, Instruments & Components — 0.4%
592	Amphenol Corp., Class A	50,081

	Internet Software & Services — 10.9%
715	Alphabet, Inc., Class C (a)	685,823
2,835	Facebook, Inc., Class A (a)	484,365
524	MercadoLibre, Inc., (Argentina)	135,706

		1,305,894

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	IT Services — 9.0%
3,507	Mastercard, Inc., Class A	495,231
3,240	PayPal Holdings, Inc. (a)	207,425
1,792	Vantiv, Inc., Class A (a)	126,310
2,432	Visa, Inc., Class A	255,986

		1,084,952

	Semiconductors & Semiconductor Equipment — 8.1%
4,222	Applied Materials, Inc.	219,903
1,262	Broadcom Ltd.	306,110
2,458	NVIDIA Corp.	439,417

		965,430

	Software — 11.3%
4,625	Activision Blizzard, Inc.	298,339
1,723	Adobe Systems, Inc. (a)	257,007
1,884	Electronic Arts, Inc. (a)	222,402
3,340	Microsoft Corp.	248,804
1,067	salesforce.com, Inc. (a)	99,661
1,719	ServiceNow, Inc. (a)	202,022
1,938	Snap, Inc., Class A (a)	28,173

		1,356,408

	Technology Hardware, Storage & Peripherals — 5.4%
4,178	Apple, Inc.	643,896

	Total Information Technology	5,406,661

	Materials — 2.6%
	Chemicals — 2.0%
431	Albemarle Corp.	58,736
634	Ecolab, Inc.	81,539
284	Sherwin-Williams Co. (The)	101,683

		241,958

	Construction Materials — 0.6%
555	Vulcan Materials Co.	66,426

	Total Materials	308,384

	Real Estate — 0.7%
	Equity Real Estate Investment Trusts (REITs) — 0.7%
199	Equinix, Inc.	88,725

	Total Common Stocks (Cost $6,375,692)	11,732,885

Short-Term Investment — 2.3%
	Investment Company — 2.3%
281,940	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.89% (b) (l) (Cost $281,940)	281,940

	Total Investments — 100.1% (Cost $6,657,632)	12,014,825
	Liabilities in Excess of Other Assets — (0.1)%	(15,406)

	NET ASSETS — 100.0%	$11,999,419

Percentages indicated are based on net assets.

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2017.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$12,014,825	$—	$—	$12,014,825

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2017.

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.6%
	Consumer Discretionary — 18.6%
	Auto Components — 3.1%
128	Delphi Automotive plc	12,605
458	Magna International, Inc., (Canada)	24,459

		37,064

	Automobiles — 4.8%
1,212	Ford Motor Co.	14,512
1,068	General Motors Co.	43,122

		57,634

	Hotels, Restaurants & Leisure — 1.9%
430	Arcos Dorados Holdings, Inc., (Uruguay), Class A (a)	4,325
139	Bloomin’ Brands, Inc.	2,441
101	Royal Caribbean Cruises Ltd.	11,925
102	Yum China Holdings, Inc. (a)	4,093

		22,784

	Household Durables — 3.3%
140	CalAtlantic Group, Inc.	5,125
493	DR Horton, Inc.	19,698
279	Toll Brothers, Inc.	11,578
13	Whirlpool Corp.	2,416

		38,817

	Internet & Direct Marketing Retail — 0.2%
62	TripAdvisor, Inc. (a)	2,529

	Leisure Products — 1.4%
304	Brunswick Corp.	17,026

	Media — 1.5%
6	Charter Communications, Inc., Class A (a)	2,253
278	DISH Network Corp., Class A (a)	15,099

		17,352

	Multiline Retail — 0.7%
76	Dollar Tree, Inc. (a)	6,563
48	Nordstrom, Inc.	2,273

		8,836

	Specialty Retail — 1.7%
13	AutoZone, Inc. (a)	7,974
119	Murphy USA, Inc. (a)	8,211
49	TJX Cos., Inc. (The)	3,576

		19,761

	Total Consumer Discretionary	221,803

	Consumer Staples — 2.2%
	Beverages — 0.6%
93	Molson Coors Brewing Co., Class B	7,601

	Food & Staples Retailing — 1.2%
172	Kroger Co. (The)	3,442
132	Walgreens Boots Alliance, Inc.	10,155

		13,597

	Food Products — 0.4%
101	Lamb Weston Holdings, Inc.	4,726

	Total Consumer Staples	25,924

	Energy — 9.8%
	Energy Equipment & Services — 0.6%
144	Ensco plc, Class A	859
131	Halliburton Co.	6,039

		6,898

	Oil, Gas & Consumable Fuels — 9.2%
141	Anadarko Petroleum Corp.	6,883
150	Continental Resources, Inc. (a)	5,780
209	Diamondback Energy, Inc. (a)	20,434
240	EOG Resources, Inc.	23,247
358	Kinder Morgan, Inc.	6,870
343	Occidental Petroleum Corp.	22,050
35	Phillips 66	3,197
147	Pioneer Natural Resources Co.	21,747

		110,208

	Total Energy	117,106

	Financials — 29.0%
	Banks — 15.1%
1,588	Bank of America Corp.	40,235
136	BankUnited, Inc.	4,841
673	Citigroup, Inc.	48,941
557	Huntington Bancshares, Inc.	7,769
46	IBERIABANK Corp.	3,812
730	KeyCorp	13,740
37	Signature Bank (a)	4,789
153	SunTrust Banks, Inc.	9,151
16	SVB Financial Group (a)	3,050
800	Wells Fargo & Co.	44,140

		180,468

	Capital Markets — 6.6%
118	Bank of New York Mellon Corp. (The)	6,246
513	Charles Schwab Corp. (The)	22,417
73	Goldman Sachs Group, Inc. (The)	17,338
254	Morgan Stanley	12,240
218	State Street Corp.	20,837

		79,078

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Consumer Finance — 2.0%
151	Ally Financial, Inc.	3,668
132	Capital One Financial Corp.	11,133
176	Santander Consumer USA Holdings, Inc. (a)	2,710
191	Synchrony Financial	5,943

		23,454

	Diversified Financial Services — 2.2%
66	Berkshire Hathaway, Inc., Class B (a)	12,026
365	Voya Financial, Inc.	14,544

		26,570

	Insurance — 3.1%
30	Brighthouse Financial, Inc. (a)	1,798
165	Lincoln National Corp.	12,110
317	MetLife, Inc.	16,469
33	Prudential Financial, Inc.	3,455
18	RenaissanceRe Holdings Ltd., (Bermuda)	2,446

		36,278

	Total Financials	345,848

	Health Care — 11.6%
	Biotechnology — 2.0%
25	Biogen, Inc. (a)	7,797
205	Gilead Sciences, Inc.	16,617

		24,414

	Health Care Equipment & Supplies — 1.3%
126	Boston Scientific Corp. (a)	3,661
99	Zimmer Biomet Holdings, Inc.	11,568

		15,229

	Health Care Providers & Services — 2.5%
71	AmerisourceBergen Corp.	5,875
16	Cigna Corp.	3,029
19	McKesson Corp.	2,949
89	UnitedHealth Group, Inc.	17,450

		29,303

	Pharmaceuticals — 5.8%
111	Allergan plc	22,750
82	Bristol-Myers Squibb Co.	5,195
147	Merck & Co., Inc.	9,419
895	Pfizer, Inc.	31,944

		69,308

	Total Health Care	138,254

	Industrials — 10.2%
	Aerospace & Defense — 1.4%
274	Embraer SA, (Brazil), ADR	6,188
199	Textron, Inc.	10,695

		16,883

	Airlines — 5.3%
92	Alaska Air Group, Inc.	6,986
661	Delta Air Lines, Inc.	31,859
375	JetBlue Airways Corp. (a)	6,945
140	Spirit Airlines, Inc. (a)	4,671
211	United Continental Holdings, Inc. (a)	12,843

		63,304

	Industrial Conglomerates — 1.5%
743	General Electric Co.	17,973

	Machinery — 1.0%
67	Ingersoll-Rand plc	5,983
43	Snap-on, Inc.	6,437

		12,420

	Road & Rail — 0.8%
72	Norfolk Southern Corp.	9,548

	Trading Companies & Distributors — 0.2%
147	NOW, Inc. (a)	2,036

	Total Industrials	122,164

	Information Technology — 6.6%
	Communications Equipment — 0.5%
188	CommScope Holding Co., Inc. (a)	6,230

	Electronic Equipment, Instruments & Components — 0.3%
112	Corning, Inc.	3,339

	Internet Software & Services — 0.5%
164	eBay, Inc. (a)	6,319

	IT Services — 3.2%
69	Accenture plc, Class A	9,306
40	FleetCor Technologies, Inc. (a)	6,145
76	International Business Machines Corp.	11,012
108	WEX, Inc. (a)	12,142

		38,605

	Semiconductors & Semiconductor Equipment — 1.7%
73	Broadcom Ltd.	17,742
28	Texas Instruments, Inc.	2,501

		20,243

	Software — 0.4%
64	Microsoft Corp.	4,730

	Total Information Technology	79,466

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Materials — 6.0%
	Chemicals — 3.9%
28	Celanese Corp., Series A	2,930
224	DowDuPont, Inc.	15,538
200	Eastman Chemical Co.	18,134
220	Mosaic Co. (The)	4,748
161	Olin Corp.	5,501

		46,851

	Metals & Mining — 2.1%
637	AK Steel Holding Corp. (a)	3,559
195	Alcoa Corp. (a)	9,091
116	Newmont Mining Corp.	4,366
95	Reliance Steel & Aluminum Co.	7,251

		24,267

	Total Materials	71,118

	Real Estate — 1.0%
	Equity Real Estate Investment Trusts (REITs) — 0.8%
143	Acadia Realty Trust	4,087
31	Federal Realty Investment Trust	3,900
63	JBG SMITH Properties (a)	2,142

		10,129

	Real Estate Management & Development — 0.2%
126	St Joe Co. (The) (a)	2,382

	Total Real Estate	12,511

	Telecommunication Services — 2.6%
	Diversified Telecommunication Services — 2.0%
602	AT&T, Inc.	23,580

	Wireless Telecommunication Services — 0.6%
118	T-Mobile US, Inc. (a)	7,270

	Total Telecommunication Services	30,850

	Total Common Stocks (Cost $1,007,572)	1,165,044

NUMBER OF WARRANTS
Warrant — 0.0% (g)
	Financials — 0.0% (g)
	Consumer Finance — 0.0% (g)
36	Emergent Capital, Inc., expiring 10/01/2019 (Strike Price $10.75) (a) (bb) (Cost $–)	—	(h)

SHARES
Short-Term Investment — 2.6%
	Investment Company — 2.6%
31,429	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.89% (b) (l) (Cost $31,429)	31,429

	Total Investments — 100.2% (Cost $1,039,001)	1,196,473
	Liabilities in Excess of Other Assets — (0.2)%	(1,979)

	NET ASSETS — 100.0%	$1,194,494

Percentages indicated are based on net assets.

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of September 30, 2017.
(bb)	—	Security has been valued using significant unobservable inputs.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Total Investments in Securities (a)	$1,196,473	$—	$—	(b)	$1,196,473

(a)	All portfolio holdings designated as level 1 and level 3 are disclosed individually on the SOI. Level 3 consists of a warrant. Please refer to the SOI for industry specifics of portfolio holdings.

(b)	Amount rounds to less than 500.

There were no transfers among any levels during the period ended September 30, 2017.

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.0%
	Consumer Discretionary — 11.3%
	Auto Components — 0.9%
32	American Axle & Manufacturing Holdings, Inc. (a)	570
32	Cooper-Standard Holdings, Inc. (a)	3,653
199	Dana, Inc.	5,575

		9,798

	Automobiles — 0.4%
27	Thor Industries, Inc.	3,379
12	Winnebago Industries, Inc.	551

		3,930

	Distributors — 0.0% (g)
7	Core-Mark Holding Co., Inc.	209

	Diversified Consumer Services — 0.3%
24	Adtalem Global Education, Inc.	846
6	Capella Education Co.	425
2	Graham Holdings Co., Class B	1,112
6	Sotheby’s (a)	281
5	Strayer Education, Inc.	393

		3,057

	Hotels, Restaurants & Leisure — 1.4%
9	BJ’s Restaurants, Inc. (a)	268
7	Bob Evans Farms, Inc.	566
63	Brinker International, Inc.	2,009
6	Buffalo Wild Wings, Inc. (a)	634
20	Cheesecake Factory, Inc. (The)	851
12	Cracker Barrel Old Country Store, Inc.	1,793
7	DineEquity, Inc.	309
20	Domino’s Pizza, Inc.	3,911
12	Jack in the Box, Inc.	1,264
10	Papa John’s International, Inc.	702
12	Ruth’s Hospitality Group, Inc.	241
19	Scientific Games Corp., Class A (a)	853
24	Texas Roadhouse, Inc.	1,182
22	Wendy’s Co. (The)	340

		14,923

	Household Durables — 2.4%
26	Helen of Troy Ltd. (a)	2,518
167	KB Home	4,016
94	La-Z-Boy, Inc.	2,536
18	MDC Holdings, Inc.	608
2	NVR, Inc. (a)	4,537
20	Tempur Sealy International, Inc. (a)	1,297
128	Toll Brothers, Inc.	5,296
37	TopBuild Corp. (a)	2,437
20	Tupperware Brands Corp.	1,264

		24,509

	Internet & Direct Marketing Retail — 0.1%
8	FTD Cos., Inc. (a)	103
12	HSN, Inc.	476
10	Nutrisystem, Inc.	531
9	PetMed Express, Inc.	282

		1,392

	Leisure Products — 0.7%
37	Brunswick Corp.	2,071
237	Callaway Golf Co.	3,420
8	Polaris Industries, Inc.	877
24	Vista Outdoor, Inc. (a)	560

		6,928

	Media — 1.2%
34	AMC Networks, Inc., Class A (a)	2,000
2	Cable One, Inc.	1,480
29	Cinemark Holdings, Inc.	1,064
48	Gannett Co., Inc.	430
36	John Wiley & Sons, Inc., Class A	1,921
91	Live Nation Entertainment, Inc. (a)	3,953
14	Meredith Corp.	796
11	Scholastic Corp.	398
42	Time, Inc.	570

		12,612

	Multiline Retail — 0.2%
23	Big Lots, Inc.	1,233
126	JC Penney Co., Inc. (a)	479

		1,712

	Specialty Retail — 2.8%
75	Aaron’s, Inc.	3,278
27	Abercrombie & Fitch Co., Class A	393
67	American Eagle Outfitters, Inc.	955
8	Asbury Automotive Group, Inc. (a)	495
27	AutoNation, Inc. (a)	1,262
48	Caleres, Inc.	1,465
30	Cato Corp. (The), Class A	394
86	Chico’s FAS, Inc.	773
24	Children’s Place, Inc. (The)	2,863
42	Dick’s Sporting Goods, Inc.	1,129
28	DSW, Inc., Class A	595
30	Express, Inc. (a)	199
14	Francesca’s Holdings Corp. (a)	100

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Specialty Retail — continued
42	GameStop Corp., Class A	870
38	Group 1 Automotive, Inc.	2,771
7	Haverty Furniture Cos., Inc.	179
23	Lithia Motors, Inc., Class A	2,770
15	Murphy USA, Inc. (a)	1,001
433	Office Depot, Inc.	1,967
26	Rent-A-Center, Inc.	302
8	RH (a)	577
54	Sally Beauty Holdings, Inc. (a)	1,065
20	Select Comfort Corp. (a)	630
43	Tailored Brands, Inc.	627
33	Urban Outfitters, Inc. (a)	796
32	Williams-Sonoma, Inc.	1,576

		29,032

	Textiles, Apparel & Luxury Goods — 0.9%
28	Carter’s, Inc.	2,805
31	Crocs, Inc. (a)	304
26	Deckers Outdoor Corp. (a)	1,744
20	Iconix Brand Group, Inc. (a)	112
6	Oxford Industries, Inc.	349
40	Perry Ellis International, Inc. (a)	954
56	Skechers USA, Inc., Class A (a)	1,406
23	Steven Madden Ltd. (a)	985
35	Wolverine World Wide, Inc.	1,018

		9,677

	Total Consumer Discretionary	117,779

	Consumer Staples — 3.1%
	Food & Staples Retailing — 0.4%
3	Casey’s General Stores, Inc.	357
68	SpartanNash Co.	1,797
8	Sprouts Farmers Market, Inc. (a)	156
26	SUPERVALU, Inc. (a)	571
22	United Natural Foods, Inc. (a)	894

		3,775

	Food Products — 2.0%
65	Darling Ingredients, Inc. (a)	1,133
140	Dean Foods Co.	1,527
74	Flowers Foods, Inc.	1,383
28	Hain Celestial Group, Inc. (The) (a)	1,156
58	Ingredion, Inc.	6,945
6	J&J Snack Foods Corp.	735
55	Lamb Weston Holdings, Inc.	2,584
46	Post Holdings, Inc. (a)	4,078
8	Sanderson Farms, Inc.	1,280
12	Seneca Foods Corp., Class A (a)	422

		21,243

	Household Products — 0.5%
16	Central Garden & Pet Co. (a)	633
83	Central Garden & Pet Co., Class A (a)	3,076
25	Energizer Holdings, Inc.	1,157

		4,866

	Personal Products — 0.2%
191	Avon Products, Inc., (United Kingdom) (a)	445
5	Medifast, Inc.	323
21	Nu Skin Enterprises, Inc., Class A	1,303

		2,071

	Tobacco — 0.0% (g)
9	Universal Corp.	504

	Total Consumer Staples	32,459

	Energy — 3.4%
	Energy Equipment & Services — 1.3%
94	Archrock, Inc.	1,183
112	Ensco plc, Class A	670
38	Exterran Corp. (a)	1,190
45	Gulf Island Fabrication, Inc.	569
35	Helix Energy Solutions Group, Inc. (a)	262
398	McDermott International, Inc. (a)	2,890
38	Newpark Resources, Inc. (a)	378
96	Noble Corp. plc (a)	440
19	Oil States International, Inc. (a)	471
60	Patterson-UTI Energy, Inc.	1,249
30	Pioneer Energy Services Corp. (a)	77
49	Rowan Cos. plc, Class A (a)	630
65	Superior Energy Services, Inc. (a)	694
156	Transocean Ltd. (a)	1,675
23	Unit Corp. (a)	473
31	US Silica Holdings, Inc.	960

		13,811

	Oil, Gas & Consumable Fuels — 2.1%
17	Bill Barrett Corp. (a)	74
84	CONSOL Energy, Inc. (a)	1,428
5	Contango Oil & Gas Co. (a)	27
148	Denbury Resources, Inc. (a)	198
39	Energen Corp. (a)	2,111
15	Green Plains, Inc.	302
62	Gulfport Energy Corp. (a)	888

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Oil, Gas & Consumable Fuels — continued
144	HollyFrontier Corp.	5,189
43	PBF Energy, Inc., Class A	1,193
23	PDC Energy, Inc. (a)	1,142
98	QEP Resources, Inc. (a)	841
3	REX American Resources Corp. (a)	263
40	SM Energy Co.	717
207	Southwestern Energy Co. (a)	1,265
71	SRC Energy, Inc. (a)	687
85	World Fuel Services Corp.	2,875
214	WPX Energy, Inc. (a)	2,464

		21,664

	Total Energy	35,475

	Financials — 15.4%
	Banks — 7.8%
13	Ameris Bancorp	629
130	Associated Banc-Corp.	3,154
44	BancorpSouth, Inc.	1,402
26	Bank of Hawaii Corp.	2,204
22	Bank of the Ozarks, Inc.	1,068
7	Banner Corp.	412
31	Boston Private Financial Holdings, Inc.	515
29	Brookline Bancorp, Inc.	456
32	Cathay General Bancorp	1,296
25	Columbia Banking System, Inc.	1,072
2	Commerce Bancshares, Inc.	121
13	Community Bank System, Inc.	744
24	Cullen/Frost Bankers, Inc.	2,250
123	East West Bancorp, Inc.	7,362
20	First Financial Bancorp	526
82	First Horizon National Corp.	1,563
150	First Midwest Bancorp, Inc.	3,506
83	Fulton Financial Corp.	1,564
88	Hancock Holding Co.	4,244
57	Hanmi Financial Corp.	1,757
34	Home BancShares, Inc.	855
46	Hope Bancorp, Inc.	821
12	Independent Bank Corp.	880
15	LegacyTexas Financial Group, Inc.	603
22	MB Financial, Inc.	988
14	NBT Bancorp, Inc.	511
94	PacWest Bancorp	4,754
14	Pinnacle Financial Partners, Inc.	907
18	Signature Bank (a)	2,292
171	Sterling Bancorp	4,215
24	SVB Financial Group (a)	4,471
125	Synovus Financial Corp.	5,735
240	TCF Financial Corp.	4,093
53	Texas Capital Bancshares, Inc. (a)	4,504
26	Trustmark Corp.	861
15	UMB Financial Corp.	1,117
121	Umpqua Holdings Corp.	2,363
29	United Community Banks, Inc.	839
56	Wintrust Financial Corp.	4,348

		81,002

	Capital Markets — 2.6%
11	Donnelley Financial Solutions, Inc. (a)	233
47	Eaton Vance Corp.	2,320
44	Evercore, Inc., Class A	3,491
16	FactSet Research Systems, Inc.	2,936
7	INTL. FCStone, Inc. (a)	260
39	Investment Technology Group, Inc.	870
89	Janus Henderson Group plc, (United Kingdom)	3,114
36	Legg Mason, Inc.	1,407
7	MarketAxess Holdings, Inc.	1,273
38	MSCI, Inc.	4,466
6	Piper Jaffray Cos.	351
63	SEI Investments Co.	3,843
57	Stifel Financial Corp.	3,054

		27,618

	Consumer Finance — 0.9%
45	FirstCash, Inc.	2,861
83	Green Dot Corp., Class A (a)	4,135
179	SLM Corp. (a)	2,052

		9,048

	Insurance — 3.7%
2	Alleghany Corp. (a)	1,198
57	American Financial Group, Inc.	5,924
64	Aspen Insurance Holdings Ltd., (Bermuda)	2,595
36	Brown & Brown, Inc.	1,712
71	CNO Financial Group, Inc.	1,655
83	First American Financial Corp.	4,143
54	Hanover Insurance Group, Inc. (The)	5,208
28	Maiden Holdings Ltd.	220
6	Navigators Group, Inc. (The)	332

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — continued
205	Old Republic International Corp.	4,044
51	Reinsurance Group of America, Inc.	7,060
5	Safety Insurance Group, Inc.	412
22	Selective Insurance Group, Inc.	1,173
9	United Fire Group, Inc.	412
12	Universal Insurance Holdings, Inc.	272
36	WR Berkley Corp.	2,388

		38,748

	Thrifts & Mortgage Finance — 0.4%
17	BofI Holding, Inc. (a)	493
30	Dime Community Bancshares, Inc.	649
21	Provident Financial Services, Inc.	560
174	TrustCo Bank Corp.	1,552
12	Walker & Dunlop, Inc. (a)	612

		3,866

	Total Financials	160,282

	Health Care — 9.5%
	Biotechnology — 1.5%
56	Acorda Therapeutics, Inc. (a)	1,334
46	AMAG Pharmaceuticals, Inc. (a)	849
45	Bioverativ, Inc. (a)	2,568
7	Emergent BioSolutions, Inc. (a)	287
222	Momenta Pharmaceuticals, Inc. (a)	4,103
53	United Therapeutics Corp. (a)	6,243

		15,384

	Health Care Equipment & Supplies — 3.2%
7	ABIOMED, Inc. (a)	1,214
43	AngioDynamics, Inc. (a)	738
11	CryoLife, Inc. (a)	241
22	Haemonetics Corp. (a)	987
65	Halyard Health, Inc. (a)	2,936
66	Hill-Rom Holdings, Inc.	4,847
3	Inogen, Inc. (a)	238
55	Integer Holdings Corp. (a)	2,788
140	Invacare Corp.	2,203
98	Lantheus Holdings, Inc. (a)	1,750
18	LivaNova plc (a)	1,275
45	Masimo Corp. (a)	3,930
14	Natus Medical, Inc. (a)	525
20	NuVasive, Inc. (a)	1,104
23	OraSure Technologies, Inc. (a)	515
36	STERIS plc	3,147
17	Teleflex, Inc.	4,186
16	Varex Imaging Corp. (a)	531
3	West Pharmaceutical Services, Inc.	308

		33,463

	Health Care Providers & Services — 2.8%
20	AMN Healthcare Services, Inc. (a)	912
13	BioTelemetry, Inc. (a)	412
208	Community Health Systems, Inc. (a)	1,598
74	Diplomat Pharmacy, Inc. (a)	1,535
94	HealthSouth Corp.	4,343
30	Kindred Healthcare, Inc.	203
17	LifePoint Health, Inc. (a)	990
32	Magellan Health, Inc. (a)	2,733
37	MEDNAX, Inc. (a)	1,586
37	Molina Healthcare, Inc. (a)	2,530
96	Owens & Minor, Inc.	2,794
150	Select Medical Holdings Corp. (a)	2,888
37	WellCare Health Plans, Inc. (a)	6,303

		28,827

	Health Care Technology — 0.3%
170	Allscripts Healthcare Solutions, Inc. (a)	2,412
36	HMS Holdings Corp. (a)	723
21	Quality Systems, Inc. (a)	330

		3,465

	Life Sciences Tools & Services — 0.7%
9	Bio-Rad Laboratories, Inc., Class A (a)	1,911
13	Cambrex Corp. (a)	698
22	Charles River Laboratories International, Inc. (a)	2,420
15	Luminex Corp.	297
23	PAREXEL International Corp. (a)	2,002

		7,328

	Pharmaceuticals — 1.0%
79	Amphastar Pharmaceuticals, Inc. (a)	1,419
52	Catalent, Inc. (a)	2,064
19	Depomed, Inc. (a)	111
174	Impax Laboratories, Inc. (a)	3,522
59	Medicines Co. (The) (a)	2,189
9	Prestige Brands Holdings, Inc. (a)	440

		9,745

	Total Health Care	98,212

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Pharmaceuticals — continued
	Industrials — 16.4%
	Aerospace & Defense — 1.6%
25	Aerojet Rocketdyne Holdings, Inc. (a)	875
18	Curtiss-Wright Corp.	1,850
8	Engility Holdings, Inc. (a)	269
36	Huntington Ingalls Industries, Inc.	8,210
23	Moog, Inc., Class A (a)	1,959
24	Orbital ATK, Inc.	3,250
19	Triumph Group, Inc.	559

		16,972

	Air Freight & Logistics — 0.3%
73	Hub Group, Inc., Class A (a)	3,116

	Airlines — 0.5%
22	Hawaiian Holdings, Inc. (a)	826
173	JetBlue Airways Corp. (a)	3,204
31	SkyWest, Inc.	1,352

		5,382

	Building Products — 0.7%
6	American Woodmark Corp. (a)	568
13	Gibraltar Industries, Inc. (a)	399
21	Lennox International, Inc.	3,751
27	Universal Forest Products, Inc.	2,668

		7,386

	Commercial Services & Supplies — 2.2%
23	ABM Industries, Inc.	942
54	Brink’s Co. (The)	4,516
80	Copart, Inc. (a)	2,739
83	Essendant, Inc.	1,094
24	Herman Miller, Inc.	846
17	HNI Corp.	691
26	Interface, Inc.	578
85	LSC Communications, Inc.	1,411
13	Matthews International Corp., Class A	815
12	MSA Safety, Inc.	978
73	Pitney Bowes, Inc.	1,027
78	RR Donnelley & Sons Co.	807
70	Tetra Tech, Inc.	3,239
50	Viad Corp.	3,036

		22,719

	Construction & Engineering — 1.6%
123	AECOM (a)	4,516
90	Aegion Corp. (a)	2,096
14	Comfort Systems USA, Inc.	508
13	Dycom Industries, Inc. (a)	1,091
60	EMCOR Group, Inc.	4,153
74	MYR Group, Inc. (a)	2,159
10	Orion Group Holdings, Inc. (a)	66
9	Valmont Industries, Inc.	1,407

		15,996

	Electrical Equipment — 1.3%
58	EnerSys	3,979
120	General Cable Corp.	2,260
21	Hubbell, Inc.	2,446
5	Powell Industries, Inc.	141
54	Regal Beloit Corp.	4,301

		13,127

	Industrial Conglomerates — 0.3%
27	Carlisle Cos., Inc.	2,661
13	Raven Industries, Inc.	431

		3,092

	Machinery — 4.8%
61	AGCO Corp.	4,509
3	Alamo Group, Inc.	365
73	Barnes Group, Inc.	5,164
83	Briggs & Stratton Corp.	1,951
63	Crane Co.	5,009
24	Federal Signal Corp.	511
58	Greenbrier Cos., Inc. (The)	2,802
35	Harsco Corp. (a)	727
25	IDEX Corp.	3,061
83	ITT, Inc.	3,653
31	Kennametal, Inc.	1,234
54	Lincoln Electric Holdings, Inc.	4,932
6	Lydall, Inc. (a)	362
23	Mueller Industries, Inc.	797
30	Oshkosh Corp.	2,485
15	SPX Corp. (a)	443
16	SPX FLOW, Inc. (a)	605
5	Standex International Corp.	552
74	Terex Corp.	3,335
31	Timken Co. (The)	1,527
44	Toro Co. (The)	2,724
61	Trinity Industries, Inc.	1,946
23	Wabash National Corp.	516
8	Wabtec Corp.	616
4	Watts Water Technologies, Inc., Class A	304

		50,130

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Professional Services — 1.8%
15	Dun & Bradstreet Corp. (The)	1,770
18	FTI Consulting, Inc. (a)	652
37	Heidrick & Struggles International, Inc.	774
39	Insperity, Inc.	3,423
13	Kelly Services, Inc., Class A	321
23	Korn/Ferry International	911
56	ManpowerGroup, Inc.	6,643
19	Navigant Consulting, Inc. (a)	328
20	On Assignment, Inc. (a)	1,095
48	Resources Connection, Inc.	672
91	TrueBlue, Inc. (a)	2,051
6	WageWorks, Inc. (a)	364

		19,004

	Road & Rail — 0.6%
78	ArcBest Corp.	2,609
33	Landstar System, Inc.	3,285
9	Saia, Inc. (a)	564

		6,458

	Trading Companies & Distributors — 0.7%
16	Applied Industrial Technologies, Inc.	1,072
5	DXP Enterprises, Inc. (a)	167
19	MSC Industrial Direct Co., Inc., Class A	1,436
149	NOW, Inc. (a)	2,051
28	Veritiv Corp. (a)	920
10	Watsco, Inc.	1,659

		7,305

	Total Industrials	170,687

	Information Technology — 16.8%
	Communications Equipment — 0.9%
160	ARRIS International plc (a)	4,558
47	Ciena Corp. (a)	1,028
56	Digi International, Inc. (a)	593
13	InterDigital, Inc.	973
9	NETGEAR, Inc. (a)	445
17	Plantronics, Inc.	761
99	Viavi Solutions, Inc. (a)	934

		9,292

	Electronic Equipment, Instruments & Components — 5.8%
42	Anixter International, Inc. (a)	3,587
94	Arrow Electronics, Inc. (a)	7,578
117	Avnet, Inc.	4,608
30	Bel Fuse, Inc., Class B	942
16	Belden, Inc.	1,290
97	Benchmark Electronics, Inc. (a)	3,320
9	Coherent, Inc. (a)	2,233
5	ePlus, Inc. (a)	481
29	Insight Enterprises, Inc. (a)	1,309
16	Itron, Inc. (a)	1,208
155	Jabil, Inc.	4,434
112	Keysight Technologies, Inc. (a)	4,645
9	Littelfuse, Inc.	1,686
67	Methode Electronics, Inc.	2,856
56	Plexus Corp. (a)	3,146
6	Rogers Corp. (a)	853
62	Sanmina Corp. (a)	2,288
5	ScanSource, Inc. (a)	214
9	SYNNEX Corp.	1,189
53	Tech Data Corp. (a)	4,674
83	Trimble, Inc. (a)	3,240
86	TTM Technologies, Inc. (a)	1,320
55	Vishay Intertechnology, Inc.	1,041
21	Zebra Technologies Corp., Class A (a)	2,313

		60,455

	Internet Software & Services — 0.6%
17	Blucora, Inc. (a)	420
17	comScore, Inc. (a)	497
20	j2 Global, Inc.	1,478
19	LogMeIn, Inc.	2,080
23	NIC, Inc.	386
55	QuinStreet, Inc. (a)	404
6	Stamps.com, Inc. (a)	1,256

		6,521

	IT Services — 3.5%
90	Broadridge Financial Solutions, Inc.	7,298
27	CACI International, Inc., Class A (a)	3,806
18	Cardtronics plc, Class A (a)	425
38	Convergys Corp.	986
35	CoreLogic, Inc. (a)	1,608
36	CSG Systems International, Inc.	1,452
68	DST Systems, Inc.	3,732

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	IT Services — continued
38	ExlService Holdings, Inc. (a)	2,237
94	Leidos Holdings, Inc.	5,579
10	ManTech International Corp., Class A	424
65	Perficient, Inc. (a)	1,273
78	Science Applications International Corp.	5,194
83	Sykes Enterprises, Inc. (a)	2,422

		36,436

	Semiconductors & Semiconductor Equipment — 2.9%
9	Advanced Energy Industries, Inc. (a)	718
9	Cabot Microelectronics Corp.	739
25	Cirrus Logic, Inc. (a)	1,340
68	Cohu, Inc.	1,623
7	Cree, Inc. (a)	206
26	First Solar, Inc. (a)	1,188
56	Integrated Device Technology, Inc. (a)	1,478
201	Kulicke & Soffa Industries, Inc., (Singapore) (a)	4,330
54	Microsemi Corp. (a)	2,760
33	MKS Instruments, Inc.	3,143
45	Nanometrics, Inc. (a)	1,302
78	Rudolph Technologies, Inc. (a)	2,051
38	Semtech Corp. (a)	1,442
14	Synaptics, Inc. (a)	560
180	Teradyne, Inc.	6,720
3	Veeco Instruments, Inc. (a)	60

		29,660

	Software — 2.7%
33	8x8, Inc. (a)	450
49	ACI Worldwide, Inc. (a)	1,121
15	Bottomline Technologies de, Inc. (a)	461
31	CDK Global, Inc.	1,981
38	CommVault Systems, Inc. (a)	2,316
14	Fair Isaac Corp.	2,003
68	Fortinet, Inc. (a)	2,434
29	Manhattan Associates, Inc. (a)	1,201
16	MicroStrategy, Inc., Class A (a)	2,025
82	Progress Software Corp.	3,141
45	PTC, Inc. (a)	2,510
10	Qualys, Inc. (a)	492
15	Synchronoss Technologies, Inc. (a)	142
56	Take-Two Interactive Software, Inc. (a)	5,751
80	TiVo Corp.	1,582

		27,610

	Technology Hardware, Storage & Peripherals — 0.4%
113	NCR Corp. (a)	4,244

	Total Information Technology	174,218

	Materials — 6.8%
	Chemicals — 3.2%
59	A Schulman, Inc.	2,001
11	AdvanSix, Inc. (a)	429
12	American Vanguard Corp.	273
13	Ashland Global Holdings, Inc.	881
51	Cabot Corp.	2,848
88	Chemours Co. (The)	4,444
44	FutureFuel Corp.	686
4	Hawkins, Inc.	167
20	HB Fuller Co.	1,184
24	Ingevity Corp. (a)	1,524
48	Innophos Holdings, Inc.	2,351
10	Innospec, Inc.	592
46	Koppers Holdings, Inc. (a)	2,114
15	Minerals Technologies, Inc.	1,091
69	Olin Corp.	2,352
34	PolyOne Corp.	1,373
16	Rayonier Advanced Materials, Inc.	221
54	RPM International, Inc.	2,787
17	Scotts Miracle-Gro Co. (The)	1,694
36	Stepan Co.	2,985
37	Valvoline, Inc.	870

		32,867

	Construction Materials — 0.2%
19	Eagle Materials, Inc.	2,070
5	US Concrete, Inc. (a)	397

		2,467

	Containers & Packaging — 1.0%
7	AptarGroup, Inc.	622
10	Bemis Co., Inc.	465
47	Greif, Inc., Class A	2,728
171	Owens-Illinois, Inc. (a)	4,307
31	Silgan Holdings, Inc.	918
25	Sonoco Products Co.	1,241

		10,281

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Metals & Mining — 1.6%
133	AK Steel Holding Corp. (a)	744
8	Carpenter Technology Corp.	365
45	Commercial Metals Co.	850
7	Kaiser Aluminum Corp.	759
54	Reliance Steel & Aluminum Co.	4,097
9	Royal Gold, Inc.	740
126	Steel Dynamics, Inc.	4,338
27	SunCoke Energy, Inc. (a)	250
96	United States Steel Corp.	2,466
48	Worthington Industries, Inc.	2,196

		16,805

	Paper & Forest Products — 0.8%
51	Boise Cascade Co. (a)	1,769
12	Domtar Corp.	537
18	KapStone Paper and Packaging Corp.	392
102	Louisiana-Pacific Corp. (a)	2,759
62	Schweitzer-Mauduit International, Inc.	2,589

		8,046

	Total Materials	70,466

	Real Estate — 8.2%
	Equity Real Estate Investment Trusts (REITs) — 7.6%
42	Agree Realty Corp.	2,076
19	Alexander & Baldwin, Inc.	868
14	American Assets Trust, Inc.	561
85	American Campus Communities, Inc.	3,755
208	Armada Hoffler Properties, Inc.	2,872
36	Camden Property Trust	3,251
21	Chesapeake Lodging Trust	558
50	CoreCivic, Inc.	1,333
14	CoreSite Realty Corp.	1,589
110	Corporate Office Properties Trust	3,626
111	Cousins Properties, Inc.	1,037
33	CyrusOne, Inc.	1,915
27	DCT Industrial Trust, Inc.	1,564
173	DiamondRock Hospitality Co.	1,899
73	Douglas Emmett, Inc.	2,882
19	EPR Properties	1,291
47	First Industrial Realty Trust, Inc.	1,399
28	Franklin Street Properties Corp.	303
129	GEO Group, Inc. (The)	3,463
37	Getty Realty Corp.	1,066
23	Healthcare Realty Trust, Inc.	741
16	Hersha Hospitality Trust	295
74	Highwoods Properties, Inc.	3,834
141	Hospitality Properties Trust	4,018
37	Kilroy Realty Corp.	2,657
83	Kite Realty Group Trust	1,671
64	LaSalle Hotel Properties	1,849
49	Liberty Property Trust	2,032
105	Mack-Cali Realty Corp.	2,499
76	Medical Properties Trust, Inc.	993
48	Potlatch Corp.	2,463
30	PS Business Parks, Inc.	3,986
130	Rayonier, Inc.	3,759
39	Retail Opportunity Investments Corp.	734
65	Sabra Health Care REIT, Inc.	1,434
5	Saul Centers, Inc.	290
177	Senior Housing Properties Trust	3,456
44	Summit Hotel Properties, Inc.	704
8	Taubman Centers, Inc.	407
99	Uniti Group, Inc.	1,450
13	Urstadt Biddle Properties, Inc., Class A	289
198	Washington Prime Group, Inc.	1,651
18	Weingarten Realty Investors	580

		79,100

	Real Estate Management & Development — 0.6%
13	Forestar Group, Inc. (a)	215
45	HFF, Inc., Class A	1,763
37	Jones Lang LaSalle, Inc.	4,525

		6,503

	Total Real Estate	85,603

	Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.0% (g)
4	ATN International, Inc.	226

	Wireless Telecommunication Services — 0.4%
36	Spok Holdings, Inc.	553
107	Telephone & Data Systems, Inc.	2,987

		3,540

	Total Telecommunication Services	3,766

	Utilities — 4.7%
	Electric Utilities — 1.9%
31	ALLETE, Inc.	2,365

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Electric Utilities — continued
33	El Paso Electric Co.	1,850
119	Great Plains Energy, Inc.	3,599
78	Hawaiian Electric Industries, Inc.	2,596
35	IDACORP, Inc.	3,083
153	OGE Energy Corp.	5,503
11	Westar Energy, Inc.	536

		19,532

	Gas Utilities — 1.8%
82	Atmos Energy Corp.	6,855
43	National Fuel Gas Co.	2,442
5	New Jersey Resources Corp.	203
20	Southwest Gas Holdings, Inc.	1,572
2	Spire, Inc.	179
149	UGI Corp.	6,995
4	WGL Holdings, Inc.	295

		18,541

	Multi-Utilities — 0.9%
36	Avista Corp.	1,844
81	MDU Resources Group, Inc.	2,089
18	NorthWestern Corp.	1,016
75	Vectren Corp.	4,964

		9,913

	Water Utilities — 0.1%
15	American States Water Co.	751

	Total Utilities	48,737

	Total Common Stocks (Cost $684,867)	997,684

NUMBER OF RIGHTS
Rights — 0.0% (g)
	Information Technology — 0.0% (g)
	Electronic Equipment, Instruments & Components — 0.0% (g)
18	Gerber Scientific, Inc., CVR, expiring (Cost $–) (a)	—	(h)

SHARES
Short-Term Investment — 3.9%
	Investment Company — 3.9%
40,487	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.89% (b) (l) (Cost $40,487)	40,487

	Total Investments — 99.9% (Cost $725,354)	1,038,171
	Other Assets in Excess ofLiabilities — 0.1%	647

	NET ASSETS — 100.0%	$1,038,818

Percentages indicated are based on net assets.

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	136	12/2017	USD	10,152	471
S&P Midcap 400 E-Mini Index	156	12/2017	USD	28,013	882

					1,353

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of September 30, 2017.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedules of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,037,956	$—	$215	$1,038,171

Appreciation in Other Financial Instruments
Futures Contracts (a)	$1,353	$—	$—	$1,353

(a)	All portfolio holdings designated as level 1 and level 3 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2017.

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 95.4%
	Consumer Discretionary — 17.1%
	Automobiles — 1.4%
42	Tesla, Inc. (a)	14,343
261	Thor Industries, Inc.	32,799

		47,142

	Distributors — 1.3%
1,207	LKQ Corp. (a)	43,440

	Diversified Consumer Services — 0.7%
268	Bright Horizons Family Solutions, Inc. (a)	23,096

	Hotels, Restaurants & Leisure — 5.2%
679	Aramark	27,562
563	Hilton Grand Vacations, Inc. (a)	21,744
655	Hilton Worldwide Holdings, Inc.	45,493
422	Norwegian Cruise Line Holdings Ltd. (a)	22,801
1,013	Red Rock Resorts, Inc., Class A	23,466
127	Vail Resorts, Inc.	28,971

		170,037

	Household Durables — 2.4%
321	Mohawk Industries, Inc. (a)	79,344

	Internet & Direct Marketing Retail — 0.6%
297	Wayfair, Inc., Class A (a)	19,999

	Multiline Retail — 0.7%
456	Nordstrom, Inc.	21,491

	Specialty Retail — 2.9%
121	O’Reilly Automotive, Inc. (a)	26,052
690	Ross Stores, Inc.	44,540
110	Ulta Beauty, Inc. (a)	24,926

		95,518

	Textiles, Apparel & Luxury Goods — 1.9%
476	Coach, Inc.	19,173
1,379	Gildan Activewear, Inc., (Canada)	43,124

		62,297

	Total Consumer Discretionary	562,364

	Consumer Staples — 1.2%
	Beverages — 0.6%
345	Monster Beverage Corp. (a)	19,049

	Food & Staples Retailing — 0.6%
185	Casey’s General Stores, Inc.	20,215

	Total Consumer Staples	39,264

	Energy — 2.3%
	Oil, Gas & Consumable Fuels — 2.3%
467	Concho Resources, Inc. (a)	61,477
668	Range Resources Corp.	13,069

	Total Energy	74,546

	Financials — 9.3%
	Banks — 2.9%
357	Comerica, Inc.	27,225
640	East West Bancorp, Inc.	38,244
282	First Republic Bank	29,416

		94,885

	Capital Markets — 6.4%
140	Affiliated Managers Group, Inc.	26,597
202	Ameriprise Financial, Inc.	29,925
528	Lazard Ltd., Class A	23,871
450	Nasdaq, Inc.	34,930
368	S&P Global, Inc.	57,589
778	TD Ameritrade Holding Corp.	37,973

		210,885

	Total Financials	305,770

	Health Care — 13.8%
	Biotechnology — 4.4%
434	ACADIA Pharmaceuticals, Inc. (a)	16,345
220	BioMarin Pharmaceutical, Inc. (a)	20,513
500	Exelixis, Inc. (a)	12,106
175	Incyte Corp. (a)	20,406
238	Intercept Pharmaceuticals, Inc. (a)	13,812
125	Kite Pharma, Inc. (a)	22,494
151	Spark Therapeutics, Inc. (a)	13,454
176	Vertex Pharmaceuticals, Inc. (a)	26,803

		145,933

	Health Care Equipment & Supplies — 2.4%
418	DENTSPLY SIRONA, Inc.	25,018
272	DexCom, Inc. (a)	13,293
171	Edwards Lifesciences Corp. (a)	18,703
20	Intuitive Surgical, Inc. (a)	21,336

		78,350

	Health Care Providers & Services — 3.7%
819	Acadia Healthcare Co., Inc. (a)	39,117
282	Centene Corp. (a)	27,250
103	Humana, Inc.	25,042
902	Premier, Inc., Class A (a)	29,368

		120,777

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Health Care Technology — 0.7%
398	Veeva Systems, Inc., Class A (a)	22,449

	Life Sciences Tools & Services — 1.7%
280	Illumina, Inc. (a)	55,871

	Pharmaceuticals — 0.9%
208	Jazz Pharmaceuticals plc (a)	30,489

	Total Health Care	453,869

	Industrials — 18.5%
	Aerospace & Defense — 0.8%
342	HEICO Corp., Class A	26,041

	Airlines — 1.1%
647	Southwest Airlines Co.	36,230

	Building Products — 3.1%
748	Fortune Brands Home & Security, Inc.	50,309
279	Lennox International, Inc.	49,956

		100,265

	Commercial Services & Supplies — 4.4%
956	Copart, Inc. (a)	32,848
1,572	Waste Connections, Inc., (Canada)	109,990

		142,838

	Electrical Equipment — 0.5%
100	Acuity Brands, Inc.	17,098

	Machinery — 7.0%
742	Fortive Corp.	52,533
242	Middleby Corp. (The) (a)	31,036
373	Oshkosh Corp.	30,796
337	Stanley Black & Decker, Inc.	50,817
320	WABCO Holdings, Inc. (a)	47,330
226	Wabtec Corp.	17,089

		229,601

	Professional Services — 0.4%
134	Equifax, Inc.	14,150

	Road & Rail — 1.2%
360	Old Dominion Freight Line, Inc.	39,585

	Total Industrials	605,808

	Information Technology — 29.6%
	Communications Equipment — 2.2%
195	Arista Networks, Inc. (a)	36,997
233	Palo Alto Networks, Inc. (a)	33,563

		70,560

	Electronic Equipment, Instruments & Components — 3.7%
773	Amphenol Corp., Class A	65,387
978	Corning, Inc.	29,259
151	IPG Photonics Corp. (a)	28,018

		122,664

	Internet Software & Services — 1.4%
748	GoDaddy, Inc., Class A (a)	32,537
232	GrubHub, Inc. (a)	12,212

		44,749

	IT Services — 4.9%
380	Gartner, Inc. (a)	47,223
619	Global Payments, Inc.	58,786
75	Square, Inc., Class A (a)	2,161
724	Vantiv, Inc., Class A (a)	51,009

		159,179

	Semiconductors & Semiconductor Equipment — 6.7%
1,862	Advanced Micro Devices, Inc. (a)	23,738
530	Applied Materials, Inc.	27,592
88	Broadcom Ltd.	21,327
531	Cavium, Inc. (a)	35,021
300	Lam Research Corp.	55,491
142	NVIDIA Corp.	25,403
871	Teradyne, Inc.	32,465

		221,037

	Software — 10.7%
551	Atlassian Corp. plc, (Australia), Class A (a)	19,364
443	Electronic Arts, Inc. (a)	52,337
297	Guidewire Software, Inc. (a)	23,134
241	Paycom Software, Inc. (a)	18,088
188	Proofpoint, Inc. (a)	16,415
373	Red Hat, Inc. (a)	41,317
428	ServiceNow, Inc. (a)	50,312
662	Splunk, Inc. (a)	44,006
356	Take-Two Interactive Software, Inc. (a)	36,353
120	Tyler Technologies, Inc. (a)	20,918
274	Workday, Inc., Class A (a)	28,825

		351,069

	Total Information Technology	969,258

	Materials — 2.6%
	Construction Materials — 2.6%
448	Eagle Materials, Inc.	47,836
313	Vulcan Materials Co.	37,395

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Construction Materials — continued

	Total Materials	85,231

	Real Estate — 1.0%
	Real Estate Management & Development — 1.0%
841	CBRE Group, Inc., Class A (a)	31,839

	Total Common Stocks (Cost $2,308,662)	3,127,949

Master Limited Partnership — 0.9%
	Financials — 0.9%
	Capital Markets — 0.9%
621	Oaktree Capital Group LLC (Cost $29,472)	29,232

Short-Term Investment — 4.5%
	Investment Company — 4.5%
148,037	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.89% (b) (l) (Cost $148,037)	148,037

	Total Investments — 100.8% (Cost $2,486,171)	3,305,218
	Liabilities in Excess of Other Assets — (0.8)%	(27,622)

	NET ASSETS — 100.0%	$3,277,596

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2017.

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represent each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,305,218	$—	$—	$3,305,218

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2017.

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — 98.7%
	Common Stocks — 87.2%
	Consumer Discretionary — 13.4%
	Auto Components — 0.5%
7	Delphi Automotive plc	669

	Hotels, Restaurants & Leisure — 3.6%
2	Dunkin’ Brands Group, Inc.	120
11	Hilton Worldwide Holdings, Inc.	750
17	Restaurant Brands International, Inc., (Canada) (j)	1,111
60	Wendy’s Co. (The)	926
5	Wyndham Worldwide Corp.	556
14	Yum Brands, Inc.	1,045

		4,508

	Household Durables — 3.1%
11	DR Horton, Inc. (j)	458
9	Lennar Corp., Class A	456
— (h)	NVR, Inc. (a) (j)	642
28	Toll Brothers, Inc.	1,176
17	Tupperware Brands Corp.	1,066

		3,798

	Media — 2.2%
16	CBS Corp. (Non-Voting), Class B	906
14	Sinclair Broadcast Group, Inc., Class A	461
184	Sirius XM Holdings, Inc.	1,018
23	TEGNA, Inc.	305

		2,690

	Multiline Retail — 0.8%
21	Kohl’s Corp.	953

	Specialty Retail — 1.7%
11	Bed Bath & Beyond, Inc.	268
22	Best Buy Co., Inc. (j)	1,257
7	Tiffany & Co.	599

		2,124

	Textiles, Apparel & Luxury Goods — 1.5%
12	Michael Kors Holdings Ltd. (a)	564
7	PVH Corp.	914
4	Ralph Lauren Corp.	380

		1,858

	Total Consumer Discretionary	16,600

	Consumer Staples — 5.9%
	Food & Staples Retailing — 1.2%
7	Sysco Corp. (j)	399
15	Wal-Mart Stores, Inc.	1,137

		1,536

	Food Products — 3.6%
14	Bunge Ltd.	992
11	Conagra Brands, Inc.	364
4	JM Smucker Co. (The)	409
38	Pilgrim’s Pride Corp. (a) (j)	1,069
— (h)	Seaboard Corp.	676
14	Tyson Foods, Inc., Class A	956

		4,466

	Household Products — 0.2%
6	Energizer Holdings, Inc.	284

	Personal Products — 0.9%
18	Nu Skin Enterprises, Inc., Class A (j)	1,085

	Total Consumer Staples	7,371

	Energy — 2.0%
	Energy Equipment & Services — 1.2%
18	Oceaneering International, Inc.	482
10	TechnipFMC plc, (United Kingdom) (a)	288
74	Transocean Ltd. (a)	795

		1,565

	Oil, Gas & Consumable Fuels — 0.8%
26	Devon Energy Corp.	960

	Total Energy	2,525

	Financials — 6.4%
	Banks — 3.1%
9	BOK Financial Corp.	773
18	Citizens Financial Group, Inc.	698
11	Comerica, Inc.	820
12	Popular, Inc., (Puerto Rico)	445
25	Synovus Financial Corp.	1,164

		3,900

	Capital Markets — 1.4%
2	Ameriprise Financial, Inc.	323
2	Morgan Stanley	111
11	MSCI, Inc.	1,259

		1,693

	Consumer Finance — 0.4%
33	Navient Corp.	495

	Diversified Financial Services — 0.3%
9	Voya Financial, Inc.	365

	Insurance — 0.2%
6	Assured Guaranty Ltd.	232

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
	Common Stocks — continued
	Mortgage Real Estate Investment Trusts (REITs) — 0.5%
56	Two Harbors Investment Corp.	563

	Thrifts & Mortgage Finance — 0.5%
54	MGIC Investment Corp. (a)	682

	Total Financials	7,930

	Health Care — 11.0%
	Biotechnology — 3.3%
15	AbbVie, Inc.	1,309
6	Amgen, Inc. (j)	1,199
12	Gilead Sciences, Inc. (j)	1,004
3	United Therapeutics Corp. (a)	394
1	Vertex Pharmaceuticals, Inc. (a)	182

		4,088

	Health Care Equipment & Supplies — 1.8%
14	Baxter International, Inc.	856
4	Hill-Rom Holdings, Inc.	322
7	Medtronic plc	537
5	Varian Medical Systems, Inc. (a)	453

		2,168

	Health Care Providers & Services — 4.3%
6	Aetna, Inc.	875
— (h)	Anthem, Inc.	52
12	Centene Corp. (a)	1,173
12	Express Scripts Holding Co. (a) (j)	763
5	Humana, Inc.	1,169
3	McKesson Corp.	396
5	WellCare Health Plans, Inc. (a)	919

		5,347

	Pharmaceuticals — 1.6%
5	Allergan plc	948
32	Endo International plc (a)	271
24	Horizon Pharma plc (a)	307
13	Mallinckrodt plc (a)	473

		1,999

	Total Health Care	13,602

	Industrials — 16.5%
	Aerospace & Defense — 1.2%
5	Boeing Co. (The) (j)	1,188
4	Spirit AeroSystems Holdings, Inc., Class A	272

		1,460

	Airlines — 1.2%
6	American Airlines Group, Inc.	284
7	Copa Holdings SA, (Panama), Class A	903
6	Delta Air Lines, Inc.	291

		1,478

	Building Products — 0.9%
14	Owens Corning	1,095

	Commercial Services & Supplies — 0.6%
59	Pitney Bowes, Inc. (j)	833

	Construction & Engineering — 0.9%
20	Jacobs Engineering Group, Inc.	1,189

	Electrical Equipment — 1.3%
13	Regal Beloit Corp.	1,025
3	Rockwell Automation, Inc.	557

		1,582

	Machinery — 6.6%
9	AGCO Corp.	662
26	Allison Transmission Holdings, Inc. (j)	971
4	Caterpillar, Inc.	527
9	Colfax Corp. (a)	383
6	Cummins, Inc.	949
18	Donaldson Co., Inc.	840
12	Lincoln Electric Holdings, Inc.	1,135
6	Parker-Hannifin Corp.	1,089
16	Pentair plc, (United Kingdom)	1,104
10	Timken Co. (The)	492

		8,152

	Professional Services — 1.1%
12	ManpowerGroup, Inc. (j)	1,402

	Road & Rail — 1.3%
4	Kansas City Southern	426
12	Landstar System, Inc. (j)	1,186

		1,612

	Trading Companies & Distributors — 1.4%
9	United Rentals, Inc. (a) (j)	1,197
9	WESCO International, Inc. (a)	505

		1,702

	Total Industrials	20,505

	Information Technology — 22.1%
	Communications Equipment — 0.7%
4	F5 Networks, Inc. (a)	449
3	Harris Corp.	415

		864

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
	Common Stocks — continued
	Electronic Equipment, Instruments & Components — 1.0%
11	Zebra Technologies Corp., Class A (a)	1,205

	Internet Software & Services — 0.7%
1	j2 Global, Inc.	76
8	VeriSign, Inc. (a) (j)	822

		898

	IT Services — 5.1%
14	DXC Technology Co.	1,209
59	First Data Corp., Class A (a)	1,068
7	International Business Machines Corp. (j)	1,037
4	Science Applications International Corp.	298
15	Teradata Corp. (a)	521
17	Total System Services, Inc.	1,091
58	Western Union Co. (The)	1,116

		6,340

	Semiconductors & Semiconductor Equipment — 3.4%
17	Applied Materials, Inc.	880
7	Lam Research Corp. (j)	1,343
35	Marvell Technology Group Ltd., (Bermuda)	628
26	ON Semiconductor Corp. (a)	473
25	Teradyne, Inc.	923

		4,247

	Software — 7.4%
11	Autodesk, Inc. (a)	1,179
29	Cadence Design Systems, Inc. (a)	1,156
14	Citrix Systems, Inc. (a)	1,102
2	Electronic Arts, Inc. (a)	227
69	Nuance Communications, Inc. (a) (j)	1,091
8	Oracle Corp.	400
10	Red Hat, Inc. (a)	1,111
7	Tableau Software, Inc., Class A (a)	560
11	Take-Two Interactive Software, Inc. (a)	1,127
12	TiVo Corp.	247
9	VMware, Inc., Class A (a)	964

		9,164

	Technology Hardware, Storage & Peripherals — 3.8%
3	Apple, Inc.	493
52	HP, Inc. (j)	1,047
22	NetApp, Inc. (j)	955
7	Seagate Technology plc	233
13	Western Digital Corp.	1,106
26	Xerox Corp.	864

		4,698

	Total Information Technology	27,416

	Materials — 4.3%
	Chemicals — 1.7%
8	Cabot Corp. (j)	457
44	Huntsman Corp.	1,204
4	LyondellBasell Industries NV, Class A	394

		2,055

	Containers & Packaging — 1.3%
6	Berry Global Group, Inc. (a)	340
4	Packaging Corp. of America	479
15	WestRock Co.	861

		1,680

	Metals & Mining — 1.3%
15	Alcoa Corp. (a)	704
24	Steel Dynamics, Inc.	828
4	United States Steel Corp.	104

		1,636

	Total Materials	5,371

	Real Estate — 1.3%
	Equity Real Estate Investment Trusts (REITs) — 0.6%
8	GEO Group, Inc. (The)	216
66	VEREIT, Inc.	550

		766

	Real Estate Management & Development — 0.7%
25	Realogy Holdings Corp.	830

	Total Real Estate	1,596

	Utilities — 4.3%
	Electric Utilities — 0.5%
19	FirstEnergy Corp.	597

	Independent Power and Renewable Electricity Producers — 2.0%
107	AES Corp.	1,180
51	NRG Energy, Inc. (j)	1,299

		2,479

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
	Common Stocks — continued
	Multi-Utilities — 1.8%
34	CenterPoint Energy, Inc.	981
47	MDU Resources Group, Inc. (j)	1,224

		2,205

	Total Utilities	5,281

	Total Common Stocks (Cost $88,402)	108,197

Short-Term Investment — 11.5%
	Investment Company —11.5%
14,223	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.89% (b) (l) (Cost $14,223)	14,223

	Total Investments —98.7% (Cost $102,625)	122,420
	Other Assets in Excess of Liabilities — 1.3%	1,595

	NET ASSETS — 100.0%	$124,015

Short Positions — 84.8%
	Common Stocks — 84.8%
	Consumer Discretionary — 12.2%
	Automobiles — 0.3%
1	Tesla, Inc. (a)	426

	Diversified Consumer Services — 1.8%
13	Bright Horizons Family Solutions, Inc. (a)	1,155
25	ServiceMaster Global Holdings, Inc. (a)	1,145

		2,300

	Hotels, Restaurants & Leisure — 2.2%
3	Chipotle Mexican Grill, Inc. (a)	939
20	Starbucks Corp.	1,086
14	Texas Roadhouse, Inc.	682

		2,707

	Internet & Direct Marketing Retail — 0.7%
3	Netflix, Inc. (a)	508
8	TripAdvisor, Inc. (a)	312

		820

	Leisure Products — 1.5%
66	Mattel, Inc.	1,015
8	Polaris Industries, Inc.	884

		1,899

	Media — 1.2%
46	AMC Entertainment Holdings, Inc., Class A	672
4	Madison Square Garden Co. (The), Class A (a)	787

		1,459

	Specialty Retail — 2.2%
3	Advance Auto Parts, Inc.	340
10	L Brands, Inc.	435
15	Murphy USA, Inc. (a)	1,024
15	Tractor Supply Co.	933

		2,732

	Textiles, Apparel & Luxury Goods — 2.3%
20	NIKE, Inc., Class B	1,062
63	Under Armour, Inc., Class A (a)	1,036
12	VF Corp.	737

		2,835

	Total Consumer Discretionary	15,178

	Consumer Staples — 5.1%
	Beverages — 1.6%
17	Brown-Forman Corp., Class B	905
6	Constellation Brands, Inc., Class A	1,097

		2,002

	Food & Staples Retailing — 0.9%
11	Casey’s General Stores, Inc.	1,185

	Food Products — 1.3%
11	Blue Buffalo Pet Products, Inc. (a)	306
7	Kraft Heinz Co. (The)	508
20	Snyder’s-Lance, Inc.	772

		1,586

	Personal Products — 1.3%
65	Coty, Inc., Class A	1,076
5	Estee Lauder Cos., Inc. (The), Class A	537

		1,613

	Total Consumer Staples	6,386

	Energy — 1.4%
	Oil, Gas & Consumable Fuels — 1.4%
19	EQT Corp.	1,236
55	Kosmos Energy Ltd., (Ghana) (a)	441

	Total Energy	1,677

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
	Common Stocks — continued
	Financials — 6.8%
	Banks — 1.0%
70	People’s United Financial, Inc.	1,262

	Capital Markets — 2.3%
16	Artisan Partners Asset Management, Inc., Class A	526
5	CME Group, Inc.	678
23	Federated Investors, Inc., Class B	685
22	Interactive Brokers Group, Inc., Class A	982

		2,871

	Consumer Finance — 0.3%
15	OneMain Holdings, Inc. (a)	431

	Insurance — 1.2%
3	Cincinnati Financial Corp.	195
1	Markel Corp. (a)	1,255

		1,450

	Thrifts & Mortgage Finance — 2.0%
91	New York Community Bancorp, Inc.	1,170
81	TFS Financial Corp.	1,314

		2,484

	Total Financials	8,498

	Health Care — 10.8%
	Biotechnology — 3.0%
13	ACADIA Pharmaceuticals, Inc. (a)	500
10	BioMarin Pharmaceutical, Inc. (a)	912
2	Bluebird Bio, Inc. (a)	254
13	Juno Therapeutics, Inc. (a)	578
79	OPKO Health, Inc. (a)	545
3	Puma Biotechnology, Inc. (a)	386
1	Regeneron Pharmaceuticals, Inc. (a)	302
5	Seattle Genetics, Inc. (a)	246

		3,723

	Health Care Equipment & Supplies — 1.4%
14	DexCom, Inc. (a)	686
5	ICU Medical, Inc. (a)	1,008

		1,694

	Health Care Providers & Services — 4.5%
17	Acadia Healthcare Co., Inc. (a)	793
21	Envision Healthcare Corp. (a)	947
14	Henry Schein, Inc. (a)	1,164
16	LifePoint Health, Inc. (a)	939
23	Patterson Cos., Inc.	895
8	Universal Health Services, Inc., Class B	857

		5,595

	Health Care Technology — 0.1%
1	athenahealth, Inc. (a)	146

	Pharmaceuticals — 1.8%
12	Bristol-Myers Squibb Co.	789
6	Medicines Co. (The) (a)	239
18	Zoetis, Inc.	1,175

		2,203

	Total Health Care	13,361

	Industrials — 17.3%
	Aerospace & Defense — 1.8%
21	Hexcel Corp.	1,191
4	TransDigm Group, Inc.	1,055

		2,246

	Air Freight & Logistics — 0.3%
6	CH Robinson Worldwide, Inc.	438

	Airlines — 0.2%
6	Spirit Airlines, Inc. (a)	208

	Building Products — 1.6%
24	Armstrong World Industries, Inc. (a)	1,248
20	Johnson Controls International plc	798

		2,046

	Commercial Services & Supplies — 1.2%
87	Covanta Holding Corp.	1,285
3	Rollins, Inc.	160

		1,445

	Construction & Engineering — 0.3%
19	KBR, Inc.	346

	Electrical Equipment — 0.8%
6	Acuity Brands, Inc.	1,006

	Industrial Conglomerates — 1.3%
12	Carlisle Cos., Inc.	1,228
17	General Electric Co.	407

		1,635

	Machinery — 4.9%
21	Flowserve Corp.	898
12	ITT, Inc.	520
1	Middleby Corp. (The) (a)	102
8	Snap-on, Inc.	1,155

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
	Common Stocks — continued
	Machinery — continued
35	Trinity Industries, Inc.	1,110
14	Wabtec Corp.	1,091
19	Xylem, Inc.	1,168

		6,044

	Marine — 0.7%
13	Kirby Corp. (a)	847

	Professional Services — 0.3%
8	IHS Markit Ltd. (a)	348

	Road & Rail — 1.7%
3	AMERCO	1,209
13	Genesee & Wyoming, Inc., Class A (a)	928

		2,137

	Trading Companies & Distributors — 2.2%
27	Fastenal Co.	1,221
9	HD Supply Holdings, Inc. (a)	320
8	Watsco, Inc.	1,224

		2,765

	Total Industrials	21,511

	Information Technology — 20.7%
	Communications Equipment — 1.0%
19	ViaSat, Inc. (a)	1,209

	Electronic Equipment, Instruments & Components — 3.7%
15	Amphenol Corp., Class A	1,248
2	Coherent, Inc. (a)	447
6	Littelfuse, Inc.	1,254
9	National Instruments Corp.	384
7	SYNNEX Corp.	917
2	Universal Display Corp.	309

		4,559

	Internet Software & Services — 3.7%
5	Akamai Technologies, Inc. (a)	220
4	Facebook, Inc., Class A (a)	675
25	GoDaddy, Inc., Class A (a)	1,069
4	LogMeIn, Inc.	396
133	Pandora Media, Inc. (a)	1,024
22	Twilio, Inc., Class A (a)	652
12	Yelp, Inc. (a)	530

		4,566

	IT Services — 3.6%
4	Broadridge Financial Solutions, Inc.	299
9	Gartner, Inc. (a)	1,092
11	Jack Henry & Associates, Inc.	1,107
13	Paychex, Inc.	796
10	WEX, Inc. (a)	1,173

		4,467

	Semiconductors & Semiconductor Equipment — 3.6%
70	Advanced Micro Devices, Inc. (a)	893
20	Cavium, Inc. (a)	1,332
5	First Solar, Inc. (a)	209
8	MACOM Technology Solutions Holdings, Inc. (a)	367
13	Monolithic Power Systems, Inc.	1,380
1	NVIDIA Corp.	255

		4,436

	Software — 5.1%
12	Ellie Mae, Inc. (a)	977
31	FireEye, Inc. (a)	525
15	Guidewire Software, Inc. (a)	1,178
3	Proofpoint, Inc. (a)	255
13	salesforce.com, Inc. (a)	1,170
1	Splunk, Inc. (a)	98
6	Tyler Technologies, Inc. (a)	1,077
6	Ultimate Software Group, Inc. (The) (a)	1,104

		6,384

	Total Information Technology	25,621

	Materials — 4.6%
	Chemicals — 1.2%
6	Air Products & Chemicals, Inc.	834
19	CF Industries Holdings, Inc.	667

		1,501

	Construction Materials — 0.9%
9	Vulcan Materials Co.	1,112

	Containers & Packaging — 1.0%
29	Ball Corp.	1,204

	Metals & Mining — 1.5%
19	Compass Minerals International, Inc.	1,237
2	Royal Gold, Inc.	157
12	Southern Copper Corp., (Peru)	467

		1,861

	Total Materials	5,678

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
	Common Stocks — continued
	Real Estate — 1.2%
	Equity Real Estate Investment Trusts (REITs) — 1.2%
18	Life Storage, Inc.	1,450

	Telecommunication Services — 0.8%
	Diversified Telecommunication Services — 0.2%
8	Zayo Group Holdings, Inc. (a)	261

	Wireless Telecommunication Services — 0.6%
26	Telephone & Data Systems, Inc.	734

	Total Telecommunication Services	995

	Utilities — 3.9%
	Electric Utilities — 1.7%
30	Great Plains Energy, Inc.	911
24	Southern Co. (The)	1,199

		2,110

	Gas Utilities — 0.2%
3	Atmos Energy Corp.	224

	Multi-Utilities — 2.0%
17	Dominion Energy, Inc.	1,271
11	Sempra Energy	1,270

		2,541

	Total Utilities	4,875

	Total Securities Sold Short (Proceeds $105,200)	$105,230

Percentages indicated are based on net assets.

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
S&P 500 E-Mini Index	(8)	12/2017	USD	(1,007)	(4)
S&P Midcap 400 E-Mini Index	(11)	12/2017	USD	(1,975)	(22)

					(26)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than 500.
(j)	—	All or a portion of this security is segregated as collateral for short sales. The total value of securities and cash segregated as collateral is approximately $21,879,000 and $8,000, respectively.
(l)	—	The rate shown is the current yield as of September 30, 2017.

A. Valuation of Investments—The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$122,420	$—	$—	$122,420

Total Liabilities for Securities Sold Short (a)	$(105,230)	$—	$—	$(105,230)

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(26)	$—	$—	$(26)

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2017.

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.3%
	Consumer Discretionary — 12.5%
	Automobiles — 0.9%
281	Winnebago Industries, Inc.	12,569

	Distributors — 0.7%
89	Pool Corp.	9,679

	Diversified Consumer Services — 1.2%
208	Bright Horizons Family Solutions, Inc. (a)	17,905

	Hotels, Restaurants & Leisure — 3.4%
902	Boyd Gaming Corp.	23,488
299	Texas Roadhouse, Inc.	14,687
49	Vail Resorts, Inc.	11,137

		49,312

	Household Durables — 0.6%
678	TRI Pointe Group, Inc. (a)	9,357

	Internet & Direct Marketing Retail — 0.8%
166	Wayfair, Inc., Class A (a)	11,189

	Multiline Retail — 0.9%
302	Ollie’s Bargain Outlet Holdings, Inc. (a)	13,999

	Specialty Retail — 2.6%
105	Burlington Stores, Inc. (a)	10,068
194	Lithia Motors, Inc., Class A	23,285
353	Tile Shop Holdings, Inc.	4,485

		37,838

	Textiles, Apparel & Luxury Goods — 1.4%
691	Wolverine World Wide, Inc.	19,928

	Total Consumer Discretionary	181,776

	Consumer Staples — 4.4%
	Food & Staples Retailing — 2.1%
73	Casey’s General Stores, Inc.	8,015
612	Performance Food Group Co. (a)	17,275
288	Sprouts Farmers Market, Inc. (a)	5,398

		30,688

	Food Products — 1.3%
604	Freshpet, Inc. (a)	9,455
230	Snyder’s-Lance, Inc.	8,786

		18,241

	Personal Products — 1.0%
660	elf Beauty, Inc. (a)	14,887

	Total Consumer Staples	63,816

	Energy — 1.4%
	Oil, Gas & Consumable Fuels — 1.4%
54	Diamondback Energy, Inc. (a)	5,295
509	Jagged Peak Energy, Inc. (a)	6,953
211	RSP Permian, Inc. (a)	7,284

	Total Energy	19,532

	Financials — 5.6%
	Banks — 2.3%
171	Bank of the Ozarks, Inc.	8,231
46	Signature Bank (a)	5,865
230	Texas Capital Bancshares, Inc. (a)	19,774

		33,870

	Capital Markets — 2.7%
238	Evercore, Inc., Class A	19,125
274	Financial Engines, Inc.	9,520
1,013	PennantPark Investment Corp.	7,608
345	WisdomTree Investments, Inc.	3,514

		39,767

	Thrifts & Mortgage Finance — 0.6%
284	BofI Holding, Inc. (a)	8,091

	Total Financials	81,728

	Health Care — 21.8%
	Biotechnology — 10.0%
161	ACADIA Pharmaceuticals, Inc. (a)	6,054
125	Axovant Sciences Ltd. (a)	858
443	Bellicum Pharmaceuticals, Inc. (a)	5,120
191	Biohaven Pharmaceutical Holding Co. Ltd. (a)	7,134
381	Clementia Pharmaceuticals, Inc., (Canada) (a)	6,429
38	Clovis Oncology, Inc. (a)	3,154
342	Coherus Biosciences, Inc. (a)	4,559
395	Exact Sciences Corp. (a)	18,612
243	FibroGen, Inc. (a)	13,060
771	Halozyme Therapeutics, Inc. (a)	13,399
541	Ignyta, Inc. (a)	6,676
101	Insmed, Inc. (a)	3,137
69	Kite Pharma, Inc. (a)	12,490
100	Neurocrine Biosciences, Inc. (a)	6,104
146	Portola Pharmaceuticals, Inc. (a)	7,908
275	REGENXBIO, Inc. (a)	9,066
115	Sage Therapeutics, Inc. (a)	7,196
165	Spark Therapeutics, Inc. (a)	14,673

		145,629

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Health Care Equipment & Supplies — 4.1%
1,316	GenMark Diagnostics, Inc. (a)	12,674
221	Insulet Corp. (a)	12,188
98	iRhythm Technologies, Inc. (a)	5,084
596	K2M Group Holdings, Inc. (a)	12,648
190	Nevro Corp. (a)	17,267

		59,861

	Health Care Providers & Services — 3.4%
351	Acadia Healthcare Co., Inc. (a)	16,779
519	Teladoc, Inc. (a)	17,214
86	WellCare Health Plans, Inc. (a)	14,749

		48,742

	Health Care Technology — 1.5%
844	Evolent Health, Inc., Class A (a)	15,029
111	Veeva Systems, Inc., Class A (a)	6,265

		21,294

	Pharmaceuticals — 2.8%
689	Horizon Pharma plc (a)	8,738
500	Nektar Therapeutics (a)	12,007
358	Revance Therapeutics, Inc. (a)	9,869
1,847	TherapeuticsMD, Inc. (a)	9,770

		40,384

	Total Health Care	315,910

	Industrials — 18.3%
	Aerospace & Defense — 1.9%
192	HEICO Corp.	17,257
171	Hexcel Corp.	9,801

		27,058

	Air Freight & Logistics — 0.6%
121	XPO Logistics, Inc. (a)	8,189

	Building Products — 5.0%
662	Advanced Drainage Systems, Inc.	13,415
342	JELD-WEN Holding, Inc. (a)	12,163
93	Lennox International, Inc.	16,661
170	Masonite International Corp. (a)	11,739
211	Trex Co., Inc. (a)	19,046

		73,024

	Commercial Services & Supplies — 1.2%
674	Advanced Disposal Services, Inc. (a)	16,976

	Machinery — 6.1%
163	Graco, Inc.	20,128
277	ITT, Inc.	12,255
259	John Bean Technologies Corp.	26,142
97	Middleby Corp. (The) (a)	12,494
215	Oshkosh Corp.	17,705

		88,724

	Marine — 0.5%
114	Kirby Corp. (a)	7,512

	Road & Rail — 1.2%
154	Old Dominion Freight Line, Inc.	16,981

	Trading Companies & Distributors — 1.8%
408	H&E Equipment Services, Inc.	11,915
310	Rush Enterprises, Inc., Class A (a)	14,331

		26,246

	Total Industrials	264,710

	Information Technology — 27.2%
	Communications Equipment — 1.2%
309	Ciena Corp. (a)	6,791
654	Quantenna Communications, Inc. (a)	10,990

		17,781

	Electronic Equipment, Instruments & Components — 1.4%
106	Littelfuse, Inc.	20,783

	Internet Software & Services — 10.2%
198	2U, Inc. (a)	11,123
455	Cloudera, Inc. (a)	7,562
24	CoStar Group, Inc. (a)	6,538
420	Envestnet, Inc. (a)	21,412
252	GoDaddy, Inc., Class A (a)	10,948
384	GrubHub, Inc. (a)	20,197
389	Instructure, Inc. (a)	12,891
240	MuleSoft, Inc., Class A (a)	4,838
573	Nutanix, Inc., Class A (a)	12,839
319	Okta, Inc. (a)	8,991
56	Shopify, Inc., (Canada), Class A (a)	6,498
389	Trade Desk, Inc. (The), Class A (a)	23,909

		147,746

	Semiconductors & Semiconductor Equipment — 5.4%
256	Cavium, Inc. (a)	16,894
384	Inphi Corp. (a)	15,240
245	MACOM Technology Solutions Holdings, Inc. (a)	10,930
190	MKS Instruments, Inc.	17,975
165	Monolithic Power Systems, Inc.	17,601

		78,640

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Software — 9.0%
341	Appian Corp. (a)	9,695
239	Atlassian Corp. plc, (Australia), Class A (a)	8,404
155	Guidewire Software, Inc. (a)	12,037
194	HubSpot, Inc. (a)	16,298
237	Paycom Software, Inc. (a)	17,731
165	Proofpoint, Inc. (a)	14,348
336	RingCentral, Inc., Class A (a)	14,031
97	Take-Two Interactive Software, Inc. (a)	9,909
75	Tyler Technologies, Inc. (a)	13,026
495	Zendesk, Inc. (a)	14,414

		129,893

	Total Information Technology	394,843

	Materials — 4.0%
	Chemicals — 1.4%
918	Ferro Corp. (a)	20,469
	Construction Materials — 2.6%
171	Eagle Materials, Inc.	18,200
606	Summit Materials, Inc., Class A (a)	19,420

		37,620

	Total Materials	58,089

	Real Estate — 2.1%
	Equity Real Estate Investment Trusts (REITs) — 1.0%
260	CubeSmart	6,738
164	Highwoods Properties, Inc.	8,540

		15,278

	Real Estate Management & Development — 1.1%
243	RE/MAX Holdings, Inc., Class A	15,471

	Total Real Estate	30,749

	Total Common Stocks (Cost $911,019)	1,411,153

Short-Term Investment — 2.3%
	Investment Company — 2.3%
33,141	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.89% (b) (l) (Cost $33,141)	33,141

	Total Investments — 99.6% (Cost $944,160)	1,444,294
	Other Assets in Excess of Liabilities — 0.4%	5,672

	NET ASSETS — 100.0%	$1,449,966

Percentages indicated are based on net assets.

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2017.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,444,294	$—	$—	$1,444,294

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2017.

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.2%
	Consumer Discretionary — 10.9%
	Auto Components — 0.5%
171	Cooper Tire & Rubber Co.	6,411
173	Stoneridge, Inc. (a)	3,431

		9,842

	Diversified Consumer Services — 1.0%
77	American Public Education, Inc. (a)	1,615
291	Ascent Capital Group, Inc., Class A (a)	3,789
217	Houghton Mifflin Harcourt Co. (a)	2,617
298	K12, Inc. (a)	5,322
503	Regis Corp. (a)	7,171

		20,514

	Hotels, Restaurants & Leisure — 2.6%
82	Bob Evans Farms, Inc.	6,371
154	Brinker International, Inc.	4,910
626	La Quinta Holdings, Inc. (a)	10,950
444	Penn National Gaming, Inc. (a)	10,385
717	Pinnacle Entertainment, Inc. (a)	15,277
306	Ruth’s Hospitality Group, Inc.	6,404
46	Speedway Motorsports, Inc.	969

		55,266

	Household Durables — 1.7%
33	AV Homes, Inc. (a)	566
694	Beazer Homes USA, Inc. (a)	13,000
31	Helen of Troy Ltd. (a)	3,043
273	Hovnanian Enterprises, Inc., Class A (a)	527
403	KB Home	9,725
156	MDC Holdings, Inc.	5,187
54	NACCO Industries, Inc., Class A	4,616

		36,664

	Internet & Direct Marketing Retail — 0.3%
542	Liberty TripAdvisor Holdings, Inc., Class A (a)	6,690

	Media — 0.9%
212	Eros International plc, (India) (a)	3,033
556	EW Scripps Co. (The), Class A (a)	10,619
324	Gannett Co., Inc.	2,918
139	Time, Inc.	1,882
23	tronc, Inc. (a)	340

		18,792

	Multiline Retail — 0.8%
299	Dillard’s, Inc., Class A	16,759

	Specialty Retail — 2.1%
284	Aaron’s, Inc.	12,373
210	Chico’s FAS, Inc.	1,881
154	Children’s Place, Inc. (The)	18,160
18	Floor & Decor Holdings, Inc., Class A (a)	701
1,280	Office Depot, Inc.	5,812
1,189	Pier 1 Imports, Inc.	4,983

		43,910

	Textiles, Apparel & Luxury Goods — 1.0%
18	Deckers Outdoor Corp. (a)	1,231
256	Fossil Group, Inc. (a)	2,390
549	Iconix Brand Group, Inc. (a)	3,121
436	Movado Group, Inc.	12,205
53	Perry Ellis International, Inc. (a)	1,256

		20,203

	Total Consumer Discretionary	228,640

	Consumer Staples — 1.6%
	Food & Staples Retailing — 0.1%
34	SpartanNash Co.	899
17	Village Super Market, Inc., Class A	426

		1,325

	Food Products — 0.6%
590	Darling Ingredients, Inc. (a)	10,331
66	Dean Foods Co.	716
48	Fresh Del Monte Produce, Inc.	2,187

		13,234

	Household Products — 0.2%
117	Central Garden & Pet Co., Class A (a)	4,344

	Tobacco — 0.7%
275	Universal Corp.	15,774

	Total Consumer Staples	34,677

	Energy — 5.1%
	Energy Equipment & Services — 2.4%
884	Archrock, Inc.	11,099
50	Natural Gas Services Group, Inc. (a)	1,412
2,555	Noble Corp. plc (a)	11,754
346	Parker Drilling Co. (a)	381
1,326	Rowan Cos. plc, Class A (a)	17,034
418	Unit Corp. (a)	8,602

		50,282

	Oil, Gas & Consumable Fuels — 2.7%
2,152	Bill Barrett Corp. (a)	9,234

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Oil, Gas & Consumable Fuels — continued
597	Delek US Energy, Inc.	15,955
3,481	Denbury Resources, Inc. (a)	4,664
2,088	EP Energy Corp., Class A (a)	6,806
257	Pacific Ethanol, Inc. (a)	1,427
76	Renewable Energy Group, Inc. (a)	921
166	REX American Resources Corp. (a)	15,548
437	Sanchez Energy Corp. (a)	2,107

		56,662

	Total Energy	106,944

	Financials — 29.6%
	Banks — 18.1%
121	1st Source Corp.	6,157
7	American National Bankshares, Inc.	293
144	BancFirst Corp.	8,178
419	BancorpSouth, Inc.	13,439
184	Bank of Hawaii Corp.	15,305
84	Brookline Bancorp, Inc.	1,305
35	Bryn Mawr Bank Corp.	1,515
19	Cadence BanCorp (a)	424
63	Capital Bank Financial Corp., Class A	2,598
231	Cathay General Bancorp	9,302
513	Central Pacific Financial Corp.	16,505
27	Central Valley Community Bancorp	604
9	Century Bancorp, Inc., Class A	745
22	Citizens & Northern Corp.	531
162	City Holding Co.	11,678
61	Columbia Banking System, Inc.	2,574
152	Community Bank System, Inc.	8,415
137	Community Trust Bancorp, Inc.	6,383
14	East West Bancorp, Inc.	821
276	FCB Financial Holdings, Inc., Class A (a)	13,336
78	Financial Institutions, Inc.	2,246
34	First BanCorp	1,167
1,359	First BanCorp, (Puerto Rico) (a)	6,960
9	First Citizens BancShares, Inc., Class A	3,515
1,363	First Commonwealth Financial Corp.	19,262
68	First Community Bancshares, Inc.	1,968
122	First Financial Bancorp	3,177
85	First Financial Bankshares, Inc.	3,837
23	First Financial Corp.	1,109
108	First Hawaiian, Inc.	3,277
113	First Interstate BancSystem, Inc., Class A	4,328
164	Flushing Financial Corp.	4,874
397	Fulton Financial Corp.	7,436
238	Glacier Bancorp, Inc.	8,991
41	Great Southern Bancorp, Inc.	2,298
117	Great Western Bancorp, Inc.	4,842
373	Hancock Holding Co.	18,087
27	Heritage Financial Corp.	804
512	Hope Bancorp, Inc.	9,075
62	Independent Bank Corp.	1,398
1,092	Investors Bancorp, Inc.	14,900
47	Lakeland Financial Corp.	2,285
159	MainSource Financial Group, Inc.	5,719
21	Mercantile Bank Corp.	743
632	OFG Bancorp, (Puerto Rico)	5,782
88	Pacific Continental Corp.	2,369
175	PacWest Bancorp	8,829
59	Park Sterling Corp.	735
20	Preferred Bank	1,195
22	Republic Bancorp, Inc., Class A	856
25	S&T Bancorp, Inc.	974
30	Sandy Spring Bancorp, Inc.	1,243
87	Southside Bancshares, Inc.	3,164
159	Southwest Bancorp, Inc.	4,386
65	State Bank Financial Corp.	1,848
21	Stock Yards Bancorp, Inc.	809
25	Tompkins Financial Corp.	2,145
29	TriState Capital Holdings, Inc. (a)	657
398	Trustmark Corp.	13,175
250	UMB Financial Corp.	18,608
662	Umpqua Holdings Corp.	12,919
414	Union Bankshares Corp.	14,624
85	Valley National Bancorp	1,023
43	Washington Trust Bancorp, Inc.	2,445
125	Webster Financial Corp.	6,585
15	West Bancorp, Inc.	357
386	Westamerica Bancorp	22,977

		380,111

	Capital Markets — 0.9%
49	Arlington Asset Investment Corp., Class A	621
57	Investment Technology Group, Inc.	1,251

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Capital Markets — continued
78	Oppenheimer Holdings, Inc., Class A	1,355
87	Stifel Financial Corp.	4,651
85	Virtus Investment Partners, Inc.	9,841

		17,719

	Consumer Finance — 0.5%
379	EZCORP, Inc., Class A (a)	3,596
102	Nelnet, Inc., Class A	5,131
63	Regional Management Corp. (a)	1,535

		10,262

	Diversified Financial Services — 0.3%
273	FNFV Group (a)	4,680
36	Marlin Business Services Corp.	1,047

		5,727

	Insurance — 4.5%
73	Argo Group International Holdings Ltd.	4,496
916	CNO Financial Group, Inc.	21,370
13	Global Indemnity Ltd., (Cayman Islands) (a)	547
82	Hallmark Financial Services, Inc. (a)	952
397	Heritage Insurance Holdings, Inc.	5,247
263	Horace Mann Educators Corp.	10,345
1,454	MBIA, Inc. (a)	12,649
65	Navigators Group, Inc. (The)	3,816
239	Primerica, Inc.	19,491
147	ProAssurance Corp.	8,028
441	Third Point Reinsurance Ltd., (Bermuda) (a)	6,873
63	Universal Insurance Holdings, Inc.	1,451

		95,265

	Mortgage Real Estate Investment Trusts (REITs) — 2.0%
105	AG Mortgage Investment Trust, Inc.	2,024
1,147	Capstead Mortgage Corp.	11,065
2,250	CYS Investments, Inc.	19,436
216	Ellington Residential Mortgage REIT	3,142
397	Invesco Mortgage Capital, Inc.	6,804

		42,471

	Thrifts & Mortgage Finance — 3.3%
54	BankFinancial Corp.	861
1,281	Beneficial Bancorp, Inc.	21,262
277	Charter Financial Corp.	5,125
38	First Defiance Financial Corp.	2,016
147	Kearny Financial Corp.	2,258
348	Meridian Bancorp, Inc.	6,488
625	Northfield Bancorp, Inc.	10,839
31	Oritani Financial Corp.	519
10	Provident Financial Holdings, Inc.	196
18	Territorial Bancorp, Inc.	556
48	United Community Financial Corp.	458
109	United Financial Bancorp, Inc.	1,984
152	Walker & Dunlop, Inc. (a)	7,938
193	Washington Federal, Inc.	6,505
99	Waterstone Financial, Inc.	1,934
22	WSFS Financial Corp.	1,068

		70,007

	Total Financials	621,562

	Health Care — 6.2%
	Biotechnology — 2.1%
53	Acorda Therapeutics, Inc. (a)	1,242
217	AMAG Pharmaceuticals, Inc. (a)	4,006
74	Enanta Pharmaceuticals, Inc. (a)	3,449
191	Five Prime Therapeutics, Inc. (a)	7,793
2,258	Idera Pharmaceuticals, Inc. (a)	5,034
12	Immune Design Corp. (a)	128
1,198	Iovance Biotherapeutics, Inc. (a)	9,281
13	MacroGenics, Inc. (a)	240
57	Radius Health, Inc. (a)	2,190
536	Rigel Pharmaceuticals, Inc. (a)	1,363
281	Syndax Pharmaceuticals, Inc. (a)	3,285
429	Tocagen, Inc. (a)	5,343
248	Versartis, Inc. (a)	608

		43,962

	Health Care Equipment & Supplies — 1.1%
255	Halyard Health, Inc. (a)	11,474
482	Wright Medical Group NV (a)	12,461

		23,935

	Health Care Providers & Services — 1.9%
44	American Renal Associates Holdings, Inc. (a)	654
766	Community Health Systems, Inc. (a)	5,881
239	Cross Country Healthcare, Inc. (a)	3,401
230	Genesis Healthcare, Inc. (a)	266
1,001	Kindred Healthcare, Inc.	6,804
101	Molina Healthcare, Inc. (a)	6,911
219	Owens & Minor, Inc.	6,386

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Health Care Providers & Services — continued
94	Tivity Health, Inc. (a)	3,835
99	Triple-S Management Corp., (Puerto Rico), Class B (a)	2,333
17	WellCare Health Plans, Inc. (a)	2,954

		39,425

	Pharmaceuticals — 1.1%
73	Amphastar Pharmaceuticals, Inc. (a)	1,303
150	Dermira, Inc. (a)	4,053
273	Intra-Cellular Therapies, Inc. (a)	4,311
86	Medicines Co. (The) (a)	3,196
101	MyoKardia, Inc. (a)	4,341
810	Tetraphase Pharmaceuticals, Inc. (a)	5,540

		22,744

	Total Health Care	130,066

	Industrials — 12.7%
	Aerospace & Defense — 1.3%
151	AAR Corp.	5,705
90	Curtiss-Wright Corp.	9,440
122	DigitalGlobe, Inc. (a)	4,297
96	Moog, Inc., Class A (a)	8,042

		27,484

	Building Products — 0.0% (g)
27	Gibraltar Industries, Inc. (a)	841

	Commercial Services & Supplies — 2.4%
1,630	ACCO Brands Corp. (a)	19,396
946	ARC Document Solutions, Inc. (a)	3,871
344	CECO Environmental Corp.	2,913
94	Ennis, Inc.	1,837
135	Essendant, Inc.	1,779
385	Quad/Graphics, Inc.	8,709
134	VSE Corp.	7,608
175	West Corp.	4,103

		50,216

	Construction & Engineering — 1.4%
40	Argan, Inc.	2,697
313	EMCOR Group, Inc.	21,730
194	MYR Group, Inc. (a)	5,662

		30,089

	Electrical Equipment — 0.1%
81	Powell Industries, Inc.	2,420

	Machinery — 2.9%
107	AGCO Corp.	7,871
172	Briggs & Stratton Corp.	4,033
302	Douglas Dynamics, Inc.	11,911
29	Graham Corp.	600
246	Harsco Corp. (a)	5,133
51	Hurco Cos., Inc.	2,109
68	Kadant, Inc.	6,701
942	Wabash National Corp.	21,503

		59,861

	Marine — 0.3%
1,128	Costamare, Inc., (Monaco)	6,968

	Professional Services — 2.1%
451	Acacia Research Corp. (a)	2,054
125	Barrett Business Services, Inc.	7,084
30	CRA International, Inc.	1,248
12	Franklin Covey Co. (a)	243
440	FTI Consulting, Inc. (a)	15,622
246	Huron Consulting Group, Inc. (a)	8,438
48	ICF International, Inc. (a)	2,563
564	RPX Corp. (a)	7,485

		44,737

	Road & Rail — 1.0%
357	ArcBest Corp.	11,955
71	Schneider National, Inc., Class B	1,784
442	YRC Worldwide, Inc. (a)	6,105

		19,844

	Trading Companies & Distributors — 1.2%
153	DXP Enterprises, Inc. (a)	4,809
697	MRC Global, Inc. (a)	12,193
58	Neff Corp., Class A (a)	1,442
419	Titan Machinery, Inc. (a)	6,512

		24,956

	Total Industrials	267,416

	Information Technology — 9.6%
	Communications Equipment — 1.1%
218	Finisar Corp. (a)	4,828
778	Infinera Corp. (a)	6,901
75	InterDigital, Inc.	5,561
678	Sonus Networks, Inc. (a)	5,185

		22,475

	Electronic Equipment, Instruments & Components — 4.0%
227	Bel Fuse, Inc., Class B	7,067
703	Benchmark Electronics, Inc. (a)	24,011
102	Insight Enterprises, Inc. (a)	4,675

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Electronic Equipment, Instruments & Components — continued
224	Tech Data Corp. (a)	19,885
965	TTM Technologies, Inc. (a)	14,824
726	Vishay Intertechnology, Inc.	13,641

		84,103

	Internet Software & Services — 0.0% (g)
40	TechTarget, Inc. (a)	474

	IT Services — 1.6%
21	Convergys Corp.	551
39	EVERTEC, Inc., (Puerto Rico)	612
242	Perficient, Inc. (a)	4,762
881	Travelport Worldwide Ltd.	13,827
1,575	Unisys Corp. (a)	13,387

		33,139

	Semiconductors & Semiconductor Equipment — 1.3%
838	Amkor Technology, Inc. (a)	8,839
823	Cypress Semiconductor Corp.	12,356
154	Nanometrics, Inc. (a)	4,424
76	Xperi Corp.	1,925

		27,544

	Software — 1.6%
5	Aspen Technology, Inc. (a)	314
72	Fair Isaac Corp.	10,060
405	Progress Software Corp.	15,463
303	Rubicon Project, Inc. (The) (a)	1,180
336	TiVo Corp.	6,662

		33,679

	Total Information Technology	201,414

	Materials — 4.4%
	Chemicals — 1.6%
185	American Vanguard Corp.	4,234
189	FutureFuel Corp.	2,976
24	Innophos Holdings, Inc.	1,176
117	Minerals Technologies, Inc.	8,294
92	Olin Corp.	3,144
666	Rayonier Advanced Materials, Inc.	9,123
27	Trinseo SA	1,792
85	Venator Materials plc (a)	1,919

		32,658

	Containers & Packaging — 0.3%
411	Graphic Packaging Holding Co.	5,732
61	Myers Industries, Inc.	1,287

		7,019

	Metals & Mining — 2.0%
797	AK Steel Holding Corp. (a)	4,456
230	Carpenter Technology Corp.	11,052
270	Cleveland-Cliffs, Inc. (a)	1,928
151	Schnitzer Steel Industries, Inc., Class A	4,251
984	SunCoke Energy, Inc. (a)	8,995
262	Worthington Industries, Inc.	12,038

		42,720

	Paper & Forest Products — 0.5%
111	Domtar Corp.	4,812
148	Schweitzer-Mauduit International, Inc.	6,119

		10,931

	Total Materials	93,328

	Real Estate — 10.1%
	Equity Real Estate Investment Trusts (REITs) — 9.5%
154	Alexander & Baldwin, Inc.	7,153
26	American Assets Trust, Inc.	1,030
220	Apartment Investment & Management Co., Class A	9,663
330	Ashford Hospitality Prime, Inc.	3,135
1,001	Ashford Hospitality Trust, Inc.	6,675
405	CBL & Associates Properties, Inc.	3,397
307	Cedar Realty Trust, Inc.	1,726
93	CoreSite Realty Corp.	10,396
206	DCT Industrial Trust, Inc.	11,939
407	DiamondRock Hospitality Co.	4,458
74	EPR Properties	5,147
141	First Industrial Realty Trust, Inc.	4,240
546	First Potomac Realty Trust	6,085
55	Franklin Street Properties Corp.	579
163	Getty Realty Corp.	4,676
82	Gladstone Commercial Corp.	1,819
510	Government Properties Income Trust	9,578
33	Highwoods Properties, Inc.	1,735
178	Hospitality Properties Trust	5,071
331	InfraREIT, Inc.	7,393
136	Kite Realty Group Trust	2,752
89	LaSalle Hotel Properties	2,574
110	LTC Properties, Inc.	5,187
142	Mack-Cali Realty Corp.	3,376
225	Pebblebrook Hotel Trust	8,132
497	Pennsylvania REIT	5,213
205	Potlatch Corp.	10,460

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Equity Real Estate Investment Trusts (REITs) — continued
222	Preferred Apartment Communities, Inc., Class A	4,188
94	PS Business Parks, Inc.	12,576
643	RLJ Lodging Trust	14,138
177	Sabra Health Care REIT, Inc.	3,879
13	Saul Centers, Inc.	817
563	Sunstone Hotel Investors, Inc.	9,043
15	Taubman Centers, Inc.	765
87	Urstadt Biddle Properties, Inc., Class A	1,888
732	Washington Prime Group, Inc.	6,094
10	Washington REIT	337
69	Xenia Hotels & Resorts, Inc.	1,455

		198,769

	Real Estate Management & Development — 0.6%
508	Forestar Group, Inc. (a) (bb)	8,734
19	Redfin Corp. (a)	477
209	St Joe Co. (The) (a)	3,945

		13,156

	Total Real Estate	211,925

	Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.4%
326	Consolidated Communications Holdings, Inc.	6,220
32	IDT Corp., Class B	449
1,307	Windstream Holdings, Inc.	2,313

	Total Telecommunication Services	8,982

	Utilities — 6.6%
	Electric Utilities — 1.7%
289	El Paso Electric Co.	15,940
370	Portland General Electric Co.	16,873
105	Spark Energy, Inc., Class A	1,578

		34,391

	Gas Utilities — 1.9%
250	Northwest Natural Gas Co.	16,113
168	Southwest Gas Holdings, Inc.	13,071
141	Spire, Inc.	10,503

		39,687

	Independent Power and Renewable Electricity Producers — 1.2%
2,362	Atlantic Power Corp. (a)	5,786
1,267	Dynegy, Inc. (a)	12,404
310	Pattern Energy Group, Inc.	7,471

		25,661

	Multi-Utilities — 1.2%
278	Avista Corp.	14,382
147	NorthWestern Corp.	8,370
58	Unitil Corp.	2,864

		25,616

	Water Utilities — 0.6%
159	American States Water Co.	7,826
125	California Water Service Group	4,761

		12,587

	Total Utilities	137,942

	Total Common Stocks (Cost $1,586,722)	2,042,896

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE($)
Warrant — 0.0%
	Financials — 0.0%
	Consumer Finance — 0.0%
3	Emergent Capital, Inc., expiring 10/01/2019 (Strike Price $10.75) (a) (bb) (Cost $—)	—

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 3.3%
	Investment Company — 3.3%
69,899	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.89% (b) (l) (Cost $69,899)	69,899

	Total Investments — 100.5% (Cost $1,656,621)	2,112,795
	Liabilities in Excess of Other Assets — (0.5)%	(10,783)

	NET ASSETS — 100.0%	$2,102,012

Percentages indicated are based on net assets.

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	779	12/2017	USD	58,148	2,365

					2,365

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

REIT	—	Real Estate Investment Trust
USD	—	United States Dollar.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of September 30, 2017.
(bb)	—	Security has been valued using significant unobservable inputs.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$228,640	$—	$—		$228,640
Consumer Staples	34,677	—	—		34,677
Energy	106,944	—	—		106,944
Financials	621,562	—	—		621,562
Health Care	130,066	—	—		130,066
Industrials	267,416	—	—		267,416
Information Technology	201,414	—	—		201,414
Materials	93,328	—	—		93,328
Real Estate	203,191	—	8,734		211,925
Telecommunication Services	8,982	—	—		8,982
Utilities	137,942	—	—		137,942

Total Common Stocks	2,034,162	—	8,734		2,042,896

Warrants
Financials	—	—	—	(a)	—	(a)
Short-Term Investment
Investment Company	69,899	—	—		69,899

Total Investments in Securities	$2,104,061	$—	$8,734		$2,112,795

Appreciation in Other Financial Instruments
Futures Contracts	$2,365	$—	$—		$2,365

(a)	Value is zero.

There were no significant transfers among any levels during the period ended September 30, 2017.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 28, 2017

By:	/s/ Matthew J. Plastina
Matthew J. Plastina
Treasurer and Principal Financial Officer
November 28, 2017